UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04253
MFS SERIES TRUST XV
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Commodity
Strategy Fund
Class A-MCSAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$115	1.15%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class A shares of the MFS Commodity Strategy Fund (fund) provided a total return of 0.19%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	0.19%)	7.18%	0.18%)
A with initial sales charge (5.75%)	(5.57)%	5.92%	(0.41)%
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	(0.08)%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSA-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Commodity
Strategy Fund
Class B-MCSFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$189	1.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class B shares of the MFS Commodity Strategy Fund (fund) provided a total return of -0.38%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	(0.38)%	6.39%	4.27%
B with CDSC (declining over six years from 4% to 0%)×	(4.32)%	6.18%	4.27%
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	5.08%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSB-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Commodity
Strategy Fund
Class C-MCSHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$189	1.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class C shares of the MFS Commodity Strategy Fund (fund) provided a total return of -0.74%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	(0.74)%	6.35%	4.24%
C with CDSC (1% for 12 months)×	(1.73)%	6.35%	4.24%
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	5.08%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Commodity
Strategy Fund
Class I-MCSIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$90	0.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class I shares of the MFS Commodity Strategy Fund (fund) provided a total return of 0.25%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	0.25%)	7.46%	0.43%)
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	(0.08)%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSI-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Commodity
Strategy Fund
Class R1-MCSNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$189	1.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R1 shares of the MFS Commodity Strategy Fund (fund) provided a total return of -0.76%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	(0.76)%	6.35%	4.24%
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	5.08%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSR1-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Commodity
Strategy Fund
Class R2-MCSOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$140	1.40%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R2 shares of the MFS Commodity Strategy Fund (fund) provided a total return of -0.19%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	(0.19)%	6.89%	4.76%
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	5.08%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSR2-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Commodity
Strategy Fund
Class R3-MCSQX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$115	1.15%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R3 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 0.00%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	0.00%)	7.14%	5.01%
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	5.08%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSR3-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Commodity
Strategy Fund
Class R4-MCSTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$89	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R4 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 0.26%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	0.26%)	7.43%	5.28%
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	5.08%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSR4-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Commodity
Strategy Fund
Class R6-MCSRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$81	0.81%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R6 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 0.33%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	0.33%)	7.45%	0.44%)
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	(0.08)%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSR6-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Global Alternative
Strategy Fund
Class A-DVRAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$143	1.34%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class A shares of the fund provided a total return of 13.33%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	13.33%	4.39%	3.02%
A with initial sales charge (5.75%)	6.81%	3.16%	2.41%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRA-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Alternative
Strategy Fund
Class B-DVRBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$223	2.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class B shares of the fund provided a total return of 12.53%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	12.53%	3.61%	2.25%
B with CDSC (declining over six years from 4% to 0%)×	8.53%	3.26%	2.25%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRA-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Alternative
Strategy Fund
Class C-DVRCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$223	2.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class C shares of the fund provided a total return of 12.49%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	12.49%	3.60%	2.25%
C with CDSC (1% for 12 months)×	11.49%	3.60%	2.25%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Alternative
Strategy Fund
Class I-DVRIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$116	1.09%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class I shares of the fund provided a total return of 13.64%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	13.64%	4.64%	3.28%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRI-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Alternative
Strategy Fund
Class R1-DVRFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$222	2.09%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class R1 shares of the fund provided a total return of 12.50%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	12.50%	3.62%	2.25%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRR1-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Alternative
Strategy Fund
Class R2-DVRHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$169	1.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class R2 shares of the fund provided a total return of 13.13%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	13.13%	4.13%	2.77%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRR2-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Alternative
Strategy Fund
Class R3-DVRJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$144	1.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class R3 shares of the fund provided a total return of 13.38%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	13.38%	4.39%	3.01%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 13.28%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRR3-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Alternative
Strategy Fund
Class R4-DVRKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$118	1.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class R4 shares of the fund provided a total return of 13.68%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	13.68%	4.66%	3.23%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 13.60%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRR4-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Global Alternative
Strategy Fund
Class R6-DVRLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$107	1.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class R6 shares of the fund provided a total return of 13.68%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	13.68%	4.73%	3.37%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRR6-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
ICE Data Indices, LLC (“ICE Data”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE Data, its affiliates nor their respective third party suppliers shall be subject to any damages or liability with respect the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and the index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse or recommend MFS, or any of its products or services.
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to each series of the Registrant (each a “Fund” and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended October 31, 2024 and 2023, audit fees billed to MFS Global Alternative Strategy Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2024	2023
MFS Commodity Strategy Fund	82,149	79,247
MFS Global Alternative Strategy Fund	83,121	80,184
Total	165,270	159,431

For the fiscal years ended October 31, 2024 and 2023, fees billed by Deloitte for audit-related, tax and other services provided to MFS Global Alternative Strategy Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Commodity Strategy Fund	0	0	0	0	0	0

To MFS Global Alternative	0	0	0	0	0	0
Strategy Fund
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related Entities of
MFS Commodity Strategy Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities
of MFS Global Alternative	0	0	0	0	0	0
Strategy Fund*

Fees Billed by Deloitte:		Aggregate Fees for Non-audit Services
			2024		2023
To MFS Commodity Strategy Fund, MFS and
MFS Related Entities #		17,927			0
To MFS Global Alternative Strategy Fund,
MFS and MFS Related Entities #		17,927			0

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’

including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Commodity Strategy Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Commodity Strategy Fund
Consolidated Portfolio of Investments − 10/31/24
The Consolidated Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 84.7%
Aerospace & Defense – 0.8%
Boeing Co., 2.196%, 2/04/2026	$4,392,000	$ 4,229,681
Boeing Co., 6.388%, 5/01/2031 (n)	1,275,000	1,334,023
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,273,000	1,265,678
		$6,829,382
Apparel Manufacturers – 0.1%
Tapestry, Inc., 7.05%, 11/27/2025	$587,000	$ 595,941
Tapestry, Inc., 7%, 11/27/2026	356,000	363,680
		$959,621
Asset-Backed & Securitized – 15.4%
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	$2,900,281	$ 2,901,324
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	1,173,000	1,173,895
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.008%, 11/15/2054 (i)	19,631,351	846,386
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.373% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,812,000	1,799,944
ACREC 2021-FL1 Ltd., “B”, FLR, 6.674% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,406,000	1,376,666
ACREC 2021-FL1 Ltd., “C”, FLR, 7.023% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	1,129,000	1,097,463
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.145% ((SOFR - 1mo. + 0.11448%) + 2.25%), 1/15/2037 (n)	1,527,500	1,517,768
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	343,007	343,381
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	1,586,000	1,592,416
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,988,210	1,973,493
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.418% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	375,500	372,383
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.918% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	153,500	152,060
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.518% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	571,500	567,514
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.768% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	332,000	329,100
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.618% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,684,000	1,675,520
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.918% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,684,000	1,644,007
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.218% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,014,000	985,091
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.309% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,647,164
AREIT 2022-CRE6 Trust, “C”, FLR, 7.04% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	894,000	883,080
AREIT 2022-CRE6 Trust, “D”, FLR, 7.74% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	795,500	782,069
AREIT 2022-CRE7 LLC, “B”, FLR, 8.025% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	2,563,500	2,569,129
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	444,932	449,390
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 0% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)(w)	2,344,422	2,344,835
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 6.529% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/20/2032 (n)	1,606,204	1,606,204
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 6.979% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	870,027	870,027
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 6.479% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	1,368,365	1,369,981
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 6.779% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	579,877	582,010
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.748%, 12/15/2051 (i)(n)	18,919,087	455,812
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.214%, 7/15/2054 (i)	6,967,999	409,780
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.363%, 9/15/2054 (i)	7,381,748	462,675
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.592%, 2/15/2054 (i)	11,161,936	835,624
BDS 2021-FL10 Ltd., “B”, FLR, 6.823% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	793,500	792,814
BDS 2021-FL10 Ltd., “C”, FLR, 7.174% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	577,000	575,988
BDS Ltd., 2024-FL13, “A”, FLR, 6.335% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	749,000	748,897
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.261%, 2/15/2054 (i)	12,458,467	673,449
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.253%, 7/15/2054 (i)	14,402,093	821,637
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.263%, 8/15/2054 (i)	10,127,707	602,403
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.025%, 9/15/2054 (i)	14,727,277	658,536
CMSFS-ANN
1

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.968% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	$485,000	$ 471,305
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.968% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	339,000	335,947
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.218% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	408,500	402,811
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.509% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	2,790,820	2,786,458
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.059% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	445,500	441,132
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.31% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	719,500	709,100
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	910,120	920,471
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	108,809	110,815
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	1,024,569	1,006,880
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	597,583	587,007
BXMT 2020-FL2 Ltd., “B”, FLR, 6.295% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,492,000	1,395,039
BXMT 2020-FL2 Ltd., “A”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	626,330	605,366
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.195% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,601,000	2,434,381
CD 2017-CD4 Mortgage Trust, “XA”, 1.374%, 5/10/2050 (i)	9,249,529	215,781
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	358,250	347,020
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	113,394	109,057
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	819,487	824,032
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	871,224	881,757
CNH Equipment Trust, 2023-A, “A2”, 5.34%, 9/15/2026	304,264	304,562
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	1,221,849	1,228,916
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	1,696,503	1,711,740
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	563,040	567,969
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	2,247,769	2,231,619
Commercial Equipment Finance, 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	24,129	24,076
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	8,951,781	252,929
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.289%, 2/15/2054 (i)	10,788,621	662,804
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.767%, 4/15/2054 (i)	10,493,153	362,641
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.972%, 6/15/2063 (i)	11,364,829	517,369
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.035%, 6/15/2064 (i)	6,070,187	299,351
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	157,164	156,898
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	22,538	22,501
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	584,000	580,643
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	1,292,000	1,330,821
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	88,206	88,226
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	754,000	753,622
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	398,067	399,606
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 6.494% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	1,945,990	1,948,714
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	294,758	295,151
Empire District Bondco LLC, 4.943%, 1/01/2033	684,000	683,391
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	830,744	836,727
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	689,000	700,361
Enterprise Fleet Financing LLC, 2023-1, “A2”, 5.51%, 1/22/2029 (n)	808,459	812,242
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)	851,000	855,629
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	944,000	949,103
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.707% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	722,888	715,118
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.107% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,785,500	1,745,180
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	425,832	426,625
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.143%, 5/10/2050 (i)	10,272,188	200,310
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.222%, 8/10/2050 (i)	10,704,334	237,938
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.124%, 5/12/2053 (i)	8,617,117	425,467
JPMorgan Chase Commercial Mortgage Securities Corp., 1.021%, 9/15/2050 (i)	9,268,401	197,562
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	237,682	237,907
LAD Auto Receivables Trust, 2023-4A, “A2”, 6.21%, 10/15/2026 (n)	259,278	259,715
LAD Auto Receivables Trust, 2024-2A, “A2”, 5.7%, 3/15/2027 (n)	832,858	835,319
2

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	$764,000	$ 763,844
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.668% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,752,500	1,744,826
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.918% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	741,000	733,179
MF1 2020-FL4 Ltd., “B”, FLR, 7.645% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	2,437,000	2,428,259
MF1 2021-FL6 Ltd., “B”, FLR, 6.524% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	3,089,144	3,031,140
MF1 2022-FL8 Ltd., “C”, FLR, 6.959% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	913,340
MF1 2022-FL9 Ltd., “B”, FLR, 7.909% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	2,988,000	2,989,605
MF1 2024-FL14 LLC, “C”, FLR, 8.048% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	818,643	822,659
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.235%, 5/15/2050 (i)	8,538,984	184,209
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.316%, 6/15/2050 (i)	3,741,869	80,320
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.805%, 12/15/2051 (i)	14,552,944	400,544
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.283%, 5/15/2054 (i)	9,430,144	527,033
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.174%, 6/15/2054 (i)	8,446,552	413,908
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	1,949,078	1,960,887
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 6.059% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	1,387,000	1,389,356
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 6.11% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	956,000	962,310
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 6.643% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	1,427,638	1,431,984
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.243% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	1,427,638	1,430,893
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	629,086	631,654
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	630,958	633,312
OBX Trust, 2024-NQM1, “A1”, 5.875%, 6/25/2064 (n)	2,042,676	2,051,986
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	190,973	191,564
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	1,362,621	1,372,952
OCP CLO 2015-10A Ltd., “BR2”, FLR, 6.528% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/26/2034 (n)	2,250,000	2,252,610
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,819,000	1,737,009
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	1,170,000	1,160,168
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	969,000	996,959
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	2,280,000	2,352,080
PFP III 2021-8 Ltd., “B”, FLR, 6.398% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	617,500	617,295
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	248,000	237,278
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	186,000	178,086
Santander Drive Auto Receivables Trust, 2024-4, “A2”, 5.41%, 7/15/2027	1,300,000	1,303,933
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.817% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	722,762	722,732
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.068% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	2,649,500	2,574,290
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 6.379% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	645,000	645,143
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	1,021,772
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 6.829% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	1,528,000	1,528,819
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.673% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	2,295,000	2,249,255
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.295% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	1,305,000	1,292,157
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.745% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,749,000	2,718,830
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.012%, 11/15/2050 (i)	5,996,755	134,466
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.879%, 12/15/2051 (i)	6,100,944	176,221
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	1,070,166	1,078,714
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	954,447	956,895
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	525,000	527,773
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.337%, 11/15/2054 (i)	5,759,682	366,789
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 5.859% (SOFR - 30 day + 0.85%), 6/15/2026 (n)	27,343	27,348
World Omni Select Auto Trust, 2023-A, “A2B”, FLR, 5.842% (SOFR - 30 day + 0.85%), 3/15/2027	426,763	427,193
		$134,306,605
Automotive – 1.4%
Daimler Trucks Finance North America LLC, 5.2%, 1/17/2025 (n)	$457,000	$ 457,246
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	2,837,000	2,861,991
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,077,000	2,083,237
3

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
LKQ Corp., 5.75%, 6/15/2028	$2,196,000	$ 2,239,606
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,276,000	1,185,223
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	2,014,000	1,998,058
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,359,000	1,307,774
		$12,133,135
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 6.412%, 3/15/2026	$564,000	$ 564,021
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	1,062,000	1,022,803
		$1,586,824
Brokerage & Asset Managers – 1.6%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,053,000	$ 3,953,217
Charles Schwab Corp., 5.875%, 8/24/2026	2,643,000	2,697,549
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	2,072,000	2,124,272
LPL Holdings, Inc., 5.7%, 5/20/2027	1,575,000	1,598,961
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,085,000	1,063,952
LPL Holdings, Inc., 6.75%, 11/17/2028	822,000	866,406
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,711,000	1,609,038
		$13,913,395
Business Services – 0.5%
Equinix, Inc., 1.25%, 7/15/2025	$972,000	$ 946,850
Global Payments, Inc., 1.2%, 3/01/2026	2,281,000	2,175,941
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,496,128
		$4,618,919
Cable TV – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$1,356,000	$ 1,384,926
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	3,417,000	3,475,474
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,042,000	2,027,847
Videotron Ltd., 3.625%, 6/15/2029 (n)	2,035,000	1,899,767
		$8,788,014
Computer Software - Systems – 0.1%
VMware, Inc., 1.4%, 8/15/2026	$1,143,000	$ 1,077,362
Conglomerates – 0.5%
Regal Rexnord Corp., 6.05%, 2/15/2026	$2,560,000	$ 2,586,815
Regal Rexnord Corp., 6.05%, 4/15/2028	1,554,000	1,591,190
		$4,178,005
Consumer Products – 0.3%
Haleon UK Capital LLC, 3.125%, 3/24/2025	$2,654,000	$ 2,635,827
Consumer Services – 0.3%
Meituan, 4.5%, 4/02/2028 (n)	$1,575,000	$ 1,538,146
Meituan, 4.625%, 10/02/2029 (n)	845,000	821,888
		$2,360,034
4

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$2,361,000	$ 2,266,304
Berry Global, Inc., 1.65%, 1/15/2027	2,847,000	2,654,499
		$4,920,803
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$1,318,000	$ 1,311,956
Electronics – 0.9%
Broadcom, Inc., 5.05%, 7/12/2027	$912,000	$ 921,126
Broadcom, Inc., 4.15%, 2/15/2028	918,000	901,886
Broadcom, Inc., 5.05%, 7/12/2029	514,000	518,386
Broadcom, Inc., 4.35%, 2/15/2030	1,312,000	1,277,193
Qorvo, Inc., 1.75%, 12/15/2024	909,000	904,498
SK hynix, Inc., 6.25%, 1/17/2026 (n)	2,977,000	3,013,135
		$7,536,224
Emerging Market Quasi-Sovereign – 0.1%
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	$1,375,000	$ 1,361,122
Energy - Independent – 1.0%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$934,000	$ 943,536
Diamondback Energy, Inc., 5.15%, 1/30/2030	934,000	939,566
EQT Corp., 5.7%, 4/01/2028	1,558,000	1,586,504
Occidental Petroleum Corp., 5%, 8/01/2027	895,000	893,890
Occidental Petroleum Corp., 5.2%, 8/01/2029	1,333,000	1,329,678
Pioneer Natural Resources Co., 1.9%, 8/15/2030	3,452,000	2,939,474
		$8,632,648
Financial Institutions – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$1,438,000	$ 1,488,657
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	892,000	892,851
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	769,000	756,975
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,715,000	1,586,924
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,313,000	1,211,804
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	1,565,000	1,581,317
		$7,518,528
Food & Beverages – 0.9%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$2,239,000	$ 2,248,631
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	3,280,000	3,013,397
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,050,000	972,376
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	1,958,000	1,982,880
		$8,217,284
Gaming & Lodging – 1.2%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$3,485,000	$ 3,474,444
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	405,000	405,224
Hyatt Hotels Corp., 5.75%, 1/30/2027	1,067,000	1,087,912
Las Vegas Sands Corp., 5.9%, 6/01/2027	828,000	841,088
Marriott International, Inc., 3.75%, 10/01/2025	459,000	455,337
Marriott International, Inc., 4.9%, 4/15/2029	1,307,000	1,309,043
5

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Sands China Ltd., 3.8%, 1/08/2026	$2,616,000	$ 2,564,294
		$10,137,342
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$152,000	$ 147,811
Insurance – 0.8%
Corebridge Financial, Inc., 3.5%, 4/04/2025	$1,305,000	$ 1,296,933
Corebridge Financial, Inc., 3.65%, 4/05/2027	1,837,000	1,789,594
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	1,117,000	1,126,213
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,485,000	1,452,235
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	1,377,000	1,388,306
		$7,053,281
Insurance - Health – 0.3%
Elevance Health, Inc., 4.5%, 10/30/2026	$1,298,000	$ 1,296,051
Elevance Health, Inc., 4.75%, 2/15/2030	1,104,000	1,097,696
		$2,393,747
Insurance - Property & Casualty – 0.3%
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027 (w)	$1,300,000	$ 1,299,601
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030 (w)	1,300,000	1,296,580
		$2,596,181
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$2,064,000	$ 2,132,527
Machinery & Tools – 0.2%
AGCO Corp., 5.45%, 3/21/2027	$1,337,000	$ 1,351,899
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	432,730
		$1,784,629
Major Banks – 6.6%
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	$759,000	$ 749,842
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	2,856,000	2,708,093
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,494,000	3,321,317
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,712,000	1,696,334
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,305,000	1,361,794
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	621,000	633,143
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	961,000	980,518
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	1,989,000	2,053,513
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	999,000	945,222
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	169,000	176,116
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	1,268,000	1,215,987
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	728,000	715,145
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	646,000	661,338
Huntington Bancshares, Inc., 5.699% to 11/18/2024, FLR (SOFR - 1 day + 1.215%) to 11/18/2025	1,500,000	1,499,965
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	254,000	251,018
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	449,000	465,967
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	2,090,000	1,992,738
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,402,000	2,385,055
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	3,118,000	2,977,000
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	2,257,000	2,241,638
6

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	$2,566,000	$ 2,582,639
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	3,959,000	4,022,546
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	806,000	804,067
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	1,077,000	1,070,423
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,675,000	1,638,938
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,295,000	2,174,525
Toronto-Dominion Bank, 5.532%, 7/17/2026	3,664,000	3,713,531
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/12/2027 (n)	1,834,000	1,847,885
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	1,237,000	1,231,131
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	428,000	466,387
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,522,000	2,458,961
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	2,599,000	2,576,971
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	3,868,000	3,754,267
		$57,374,014
Medical & Health Technology & Services – 0.2%
IQVIA, Inc., 5.7%, 5/15/2028	$788,000	$ 804,154
IQVIA, Inc., 6.25%, 2/01/2029	598,000	622,731
		$1,426,885
Metals & Mining – 0.8%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$3,218,000	$ 3,200,195
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	2,677,000	2,605,273
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,675,000	1,599,265
		$7,404,733
Midstream – 1.4%
Columbia Pipelines Holdings Co., 6.042%, 8/15/2028 (n)	$2,519,000	$ 2,592,959
DCP Midstream Operating LP, 5.625%, 7/15/2027	2,855,000	2,907,267
Enbridge, Inc., 2.5%, 2/14/2025	1,757,000	1,744,600
Enbridge, Inc., 5.25%, 4/05/2027	1,976,000	2,003,365
Energy Transfer LP, 2.9%, 5/15/2025	1,027,000	1,015,280
Energy Transfer LP, 5.55%, 2/15/2028	916,000	935,406
Western Midstream Operating LP, 3.35%, 2/01/2025	1,082,000	1,074,700
		$12,273,577
Mortgage-Backed – 0.4%
Fannie Mae, 4.5%, 5/01/2025	$2,160	$ 2,152
Fannie Mae, 3%, 12/01/2031	184,736	177,460
Fannie Mae, 2%, 5/25/2044	14,153	14,077
Freddie Mac, 4%, 7/01/2025	6,881	6,849
Freddie Mac, 5.797%, 7/25/2029	663,901	664,313
Freddie Mac, 1.575%, 4/25/2030 (i)	6,320,188	432,662
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,493,642	2,376,731
Freddie Mac, 2%, 7/15/2042	325,035	299,946
		$3,974,190
Municipals – 0.3%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$2,040,000	$ 2,019,554
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	250,000	246,295
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	315,000	304,947
7

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	$45,163	$ 44,914
		$2,615,710
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$4,169,000	$ 4,150,271
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$1,313,000	$ 1,323,026
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	919,000	927,580
		$2,250,606
Other Banks & Diversified Financials – 1.8%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$2,632,000	$ 2,690,429
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	409,000	429,972
American Express Co., 2.25%, 3/04/2025	859,000	851,357
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	1,887,000	1,922,729
BPCE S.A., 5.281%, 5/30/2029 (n)	1,969,000	1,988,309
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	1,251,000	1,271,437
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	2,201,000	2,247,662
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,904,000	1,822,545
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	2,258,000	2,285,087
		$15,509,527
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$1,758,000	$ 1,758,411
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	566,000	585,155
		$2,343,566
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$3,275,000	$ 3,149,929
Corporate Office Property LP, REIT, 2%, 1/15/2029	524,000	459,665
		$3,609,594
Real Estate - Other – 0.2%
Sun Communities Operating LP, 5.5%, 1/15/2029	$1,929,000	$ 1,946,684
Real Estate - Retail – 0.3%
WEA Finance LLC, 4.125%, 9/20/2028 (n)	$2,268,000	$ 2,167,963
WEA Finance LLC, 3.5%, 6/15/2029 (n)	534,000	490,767
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	391,000	371,382
		$3,030,112
Specialty Chemicals – 0.5%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$3,388,000	$ 3,275,481
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	1,129,000	1,034,021
		$4,309,502
8

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.6%
Genuine Parts Co., 1.75%, 2/01/2025	$1,663,000	$ 1,648,717
Genuine Parts Co., 4.95%, 8/15/2029	1,945,000	1,930,641
Ross Stores, Inc., 0.875%, 4/15/2026	1,749,000	1,657,052
		$5,236,410
Supermarkets – 0.3%
Kroger Co., 4.7%, 8/15/2026	$622,000	$ 623,927
Kroger Co., 4.6%, 8/15/2027	396,000	396,910
Kroger Co., 4.65%, 9/15/2029	1,583,000	1,582,610
		$2,603,447
Telecommunications - Wireless – 1.0%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$492,000	$ 479,940
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	448,000	428,785
Rogers Communications, Inc., 3.2%, 3/15/2027	4,027,000	3,882,170
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,918,000	2,898,733
T-Mobile USA, Inc., 4.2%, 10/01/2029	855,000	831,736
		$8,521,364
Tobacco – 0.6%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$1,251,000	$ 1,296,317
Philip Morris International, Inc., 5.125%, 11/15/2024	1,300,000	1,300,049
Philip Morris International, Inc., 5%, 11/17/2025	667,000	670,350
Philip Morris International, Inc., 5.125%, 11/17/2027	946,000	959,102
Philip Morris International, Inc., 4.875%, 2/15/2028	1,262,000	1,268,456
		$5,494,274
Transportation - Services – 1.5%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$2,816,000	$ 2,871,417
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	3,216,000	3,260,212
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	684,000	683,650
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	684,000	678,793
GXO Logistics, Inc., 6.25%, 5/06/2029	1,230,000	1,270,206
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	1,598,000	1,612,214
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	1,804,000	1,825,203
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	1,278,000	1,290,333
		$13,492,028
U.S. Treasury Obligations – 35.1%
U.S. Treasury Notes, 0.75%, 11/15/2024 (f)(s)	$13,576,000	$ 13,555,563
U.S. Treasury Notes, 2.25%, 11/15/2024	45,422,000	45,378,936
U.S. Treasury Notes, 2.5%, 1/31/2025 (f)(s)	23,236,000	23,115,827
U.S. Treasury Notes, 2.875%, 4/30/2025 (f)(s)	30,264,000	30,029,927
U.S. Treasury Notes, 3.125%, 8/15/2025 (f)(s)	29,190,000	28,906,082
U.S. Treasury Notes, 2.25%, 11/15/2025 (f)(s)	20,000,000	19,580,312
U.S. Treasury Notes, 4.125%, 6/15/2026	30,754,000	30,711,954
U.S. Treasury Notes, 4.5%, 7/15/2026	57,693,000	57,974,704
U.S. Treasury Notes, 4.625%, 11/15/2026 (f)	44,320,000	44,714,725
U.S. Treasury Notes, 2.75%, 7/31/2027	13,375,000	12,896,948
		$306,864,978
9

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 1.9%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$722,000	$ 726,028
Edison International, 4.7%, 8/15/2025	1,686,000	1,681,399
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	1,536,000	1,566,053
FirstEnergy Corp., 2.05%, 3/01/2025	1,473,000	1,457,723
FirstEnergy Corp., 1.6%, 1/15/2026	900,000	862,500
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	1,486,000	1,490,836
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	1,681,000	1,693,042
Pacific Gas & Electric Co., 5.845%, 9/04/2025	3,295,000	3,302,337
Pacific Gas & Electric Co., 6.1%, 1/15/2029	1,552,000	1,611,495
Pacific Gas & Electric Co., 5.55%, 5/15/2029	2,561,000	2,609,734
		$17,001,147
Total Bonds (Identified Cost, $741,897,658)		$740,563,825
Investment Companies (h) – 10.4%
Money Market Funds – 10.4%
MFS Institutional Money Market Portfolio, 4.87% (v) (Identified Cost, $90,432,999)	90,431,378	$ 90,440,421
Short-Term Obligations (s)(y) – 6.3%
Federal Home Loan Bank, 0%, due 11/01/2024 (Identified Cost, $54,760,000)	$54,760,000	$ 54,753,163
Other Assets, Less Liabilities – (1.4)%		(11,810,198)
Net Assets – 100.0%		$873,947,211
(f)	All or a portion of the security has been segregated as collateral for open futures contracts, cleared swap agreements, and uncleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $90,440,421 and $795,316,988, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $227,193,160, representing 26.0% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Note 2 of the Notes to Consolidated Financial Statements for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(y)	The rate shown represents an annualized yield at time of purchase.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold. It is quoted in USD.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper. It is quoted in USD.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
10

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle. It is quoted in USD.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver. It is quoted in USD.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMZSTR	Bloomberg Zinc Subindex Total Return, this index is composed of futures contracts on zinc. It is quoted in USD.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVICPRDO	Citibank Bloomberg Commodity Index Total Return
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 10/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	175	$36,040,430	December – 2024	$(317,182)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	13,800,000	centrally cleared	4.664%/Annually	Daily SOFR/Annually	$176,556	$—	$176,556
10/02/26	USD	44,600,000	centrally cleared	4.697%/Annually	Daily SOFR/Annually	602,025	(4,024)	598,001
						$778,581	$(4,024)	$774,557
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
1/21/25	USD	12,015,115 (Short)	Citibank N.A.	3 month T-Bill - 0.04%	BCOMGCTR (floating rate)	$44,618	$—	$44,618
2/03/25	USD	11,602,713 (Short)	Morgan Stanley	3 month T-Bill - 0.05%	BCOMWHTR (floating rate)	45,494	—	45,494
2/28/25	USD	14,728,407 (Short)	Morgan Stanley	3 month T-Bill - 0.04%	BCOMALTR (floating rate)	56,860	—	56,860
6/30/25	USD	10,096,265 (Short)	Citibank N.A.	3 month T-Bill - 0.03%	BCOMHGTR (floating rate)	40,758	—	40,758
9/12/25	USD	4,279,911 (Short)	Citibank N.A.	3 month T-Bill - 0.039%	BCOMNGTR (floating rate)	20,448	—	20,448
11

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives - continued
Total Return Swaps - continued
10/03/25	USD	13,539,051 (Short)	Goldman Sachs International	3 month T-Bill - 0.05%	BCOMKWT (floating rate)	$53,180	$—	$53,180
11/10/25	USD	7,505,959 (Short)	Goldman Sachs International	3 month T-Bill - 0.05%	BCOMSITR (floating rate)	19,101	—	19,101
						$280,459	$—	$280,459
Liability Derivatives
Total Return Swaps
12/20/24	USD	112,165,213 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.13%	$(456,995)	$—	$(456,995)
12/20/24	USD	11,459,363 (Long)	Merrill Lynch International	BCOMCTTR (floating rate)	3 month T-Bill + 0.14%	(48,418)	—	(48,418)
1/21/25	USD	51,537,838 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(207,128)	—	(207,128)
1/21/25	USD	51,537,838 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(207,354)	—	(207,354)
1/21/25	USD	51,537,838 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(207,354)	—	(207,354)
2/28/25	USD	25,796,634 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(103,787)	—	(103,787)
2/28/25	USD	32,976,860 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.13%	(134,357)	—	(134,357)
2/28/25	USD	14,673,717 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(59,110)	—	(59,110)
4/17/25	USD	46,938,141 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(188,640)	—	(188,640)
5/08/25	USD	12,304,382 (Long)	Citibank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.07%	(46,907)	—	(46,907)
6/02/25	USD	27,015,556 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(108,823)	—	(108,823)
6/02/25	USD	28,016,132 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Biil + 0.089%	(112,834)	—	(112,834)
7/24/25	USD	26,286,305 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Biil + 0.065%	(105,642)	—	(105,642)
7/24/25	USD	6,769,390 (Long)	Morgan Stanley	BCOMLHTR (floating rate)	3 month T-Bill + 0.12%	(23,536)	—	(23,536)
7/24/25	USD	8,554,850 (Long)	Goldman Sachs International	BCOMZSTR (floating rate)	3 month T-Biil + 0.10%	(34,592)	—	(34,592)
8/11/25	USD	5,184,597 (Long)	Morgan Stanley	BCOMKCTR (floating rate)	3 month T-Bill + 0.14%	(22,754)	—	(22,754)
12

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Total Return Swaps - continued
8/11/25	USD	93,376,785 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Biil + 0.09%	$(376,148)	$—	$(376,148)
9/12/25	USD	43,079,470 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.089%	(173,499)	—	(173,499)
9/12/25	USD	15,658,843 (Long)	Citibank N.A.	BCOMLCTR (floating rate)	3 month T-Bill + 0.07%	(61,096)	—	(61,096)
9/12/25	USD	41,028,067 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(165,273)	—	(165,273)
9/12/25	USD	41,028,067 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(165,273)	—	(165,273)
9/12/25	USD	29,753,771 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(119,579)	—	(119,579)
10/03/25	USD	15,553,558 (Long)	Merrill Lynch International	BCOMRBTR (floating rate)	3 month T-Bill + 0.07%	(59,447)	—	(59,447)
11/10/25	USD	9,861,321 (Long)	Morgan Stanley	BCOMKCTR (floating rate)	3 month T-Bill + 0.14%	(28,449)	—	(28,449)
11/10/25	USD	109,924,318 (Long)	Citibank N.A.	CVICPRDO (floating rate) (b)	3 month T-Bill + 0.11%	(313,745)	—	(313,745)
11/10/25	USD	34,603,453 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.14%	(99,570)	—	(99,570)
						$(3,630,310)	$—	$(3,630,310)
At October 31, 2024, the fund had cash collateral of $1,580,248 and other liquid securities with an aggregate value of $111,616,010 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Consolidated Statement of Assets and Liabilities are comprised of cash collateral.
(a) The Merrill Lynch MLCILPRT Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $112,165,213*	Notional Amount: $32,976,860*	Notional Amount: $34,603,453*
Long Futures Contracts
Soybean Oil - January 2025	3.0%	3,329,960	979,017	1,027,307
Corn - March 2025	3.6%	4,034,019	1,186,012	1,244,512
Corn - December 2024	1.3%	1,414,403	415,838	436,349
WTI - January 2025	6.4%	7,206,659	2,118,776	2,223,286
Brent - January 2025	1.8%	1,978,468	581,675	610,366
Brent - March 2025	4.8%	5,395,205	1,586,204	1,664,444
Cotton - March 2025	1.0%	1,083,851	318,655	334,373
Cotton - December 2024	0.3%	381,727	112,229	117,764
Gold - Febuary 2025	13.3%	14,960,533	4,398,435	4,615,389
Gold - December 2024	4.8%	5,391,770	1,585,194	1,663,384
Copper Comex - March 2025	4.2%	4,705,901	1,383,547	1,451,791
Copper Comex - December 2024	1.5%	1,692,710	497,661	522,208
Heating Oil - January 2025	1.8%	1,975,522	580,809	609,457
Coffee - March 2025	2.7%	3,077,792	904,879	949,512
Coffee - December 2024	1.0%	1,121,021	329,583	345,840
13

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $112,165,213*	Notional Amount: $32,976,860*	Notional Amount: $34,603,453*
Kansas Wheat - March 2025	1.2%	1,301,119	382,532	401,401
Kansas Wheat - December 2024	0.4%	461,976	135,822	142,521
Aluminum - January 2025	4.4%	4,977,234	1,463,319	1,535,498
Live Cattle - January 2025	2.6%	2,923,577	859,539	901,936
Live Cattle - December 2024	0.9%	1,060,415	311,765	327,143
Lean Hogs - Febuary 2025	1.5%	1,672,055	491,588	515,836
Lean Hogs - December 2024	0.5%	598,029	175,822	184,495
Lead - January 2025	0.8%	882,530	259,466	272,264
Nickel - January 2025	2.3%	2,604,864	765,837	803,612
Zinc - January 2025	2.8%	3,095,834	910,183	955,078
Natural Gas - January 2025	8.5%	9,499,969	2,793,015	2,930,782
Gasoil - January 2025	2.3%	2,591,581	761,932	799,514
Soybeans - January 2025	4.4%	4,913,378	1,444,546	1,515,798
Sugar - March 2025	2.8%	3,177,890	934,308	980,393
Silver - March 2025	4.4%	4,918,177	1,445,957	1,517,279
Silver - December 2024	1.6%	1,764,592	518,795	544,384
Soybean Meal - January 2025	2.7%	3,034,062	892,022	936,021
Wheat - March 2025	1.9%	2,080,927	611,798	641,975
Wheat - December 2024	0.7%	731,381	215,028	225,634
Gasoline RBOB - January 2025	1.9%	2,126,082	625,073	655,905
	100.0%	112,165,213	32,976,860	34,603,453
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(b) The Citigroup CVICPRD0 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the CVICPRDO:
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $109,924,318*
Long Futures Contracts
Aluminum - January 2025	4.5%	4,931,652
Corn - March 2025	4.8%	5,330,119
WTI - January 2025	6.5%	7,189,148
Gasoil - January 2025	2.3%	2,575,744
Gold - February 2025	18.4%	20,197,013
Copper Comex - March 2025	5.8%	6,359,988
Heating Oil - January 2025	1.8%	1,956,563
Kansas Wheat - March 2025	1.6%	1,706,732
Nickel - January 2025	2.3%	2,581,390
Natural Gas - January 2025	7.2%	7,926,035
Lead - January 2025	0.8%	876,028
Gasoline RBOB - January 2025	2.0%	2,148,627
Silver - March 2025	6.0%	6,627,805
Soybeans - January 2025	4.4%	4,879,321
Sugar - March 2025	2.9%	3,141,184
Cotton - March 2025	1.3%	1,462,945
Soybean Oil - January 2025	3.1%	3,395,302
Brent - January 2025	6.7%	7,321,163
Coffee - March 2025	4.0%	4,359,647
Lean Hogs - February 2025	2.0%	2,158,496
Live Cattle - January 2025	3.6%	4,004,200
Wheat - March 2025	2.5%	2,702,817
Soybean Meal - January 2025	2.8%	3,033,789
Zinc - January 2025	2.8%	3,058,610
14

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $109,924,318*
	100.0%	109,924,318
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See Notes to Consolidated Financial Statements
15

MFS Commodity Strategy Fund
Consolidated Financial Statements	Consolidated Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $796,657,658)	$795,316,988
Investments in affiliated issuers, at value (identified cost, $90,432,999)	90,440,421
Cash	201,801
Restricted cash for
Uncleared derivatives	1,580,248
Receivables for
Due from uncleared swap brokers	4,005,661
Fund shares sold	92,868
Interest	7,443,260
Uncleared swaps, at value	280,459
Total assets	$899,361,706
Liabilities
Payables for
Distributions	$1,928
Due to uncleared swap brokers	16,370,519
Net daily variation margin on open cleared swap agreements	16,367
Net daily variation margin on open futures contracts	12,297
When-issued investments purchased	4,940,145
Fund shares reacquired	248,546
Uncleared swaps, at value	3,630,310
Payable to affiliates
Investment adviser	35,316
Administrative services fee	741
Shareholder servicing costs	7,190
Distribution and service fees	150
Payable for independent Trustees' compensation	6
Accrued expenses and other liabilities	150,980
Total liabilities	$25,414,495
Net assets	$873,947,211
Net assets consist of
Paid-in capital	$1,449,251,253
Total distributable earnings (loss)	(575,304,042)
Net assets	$873,947,211
Shares of beneficial interest outstanding	243,114,150
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,191,760	2,290,345	$3.58
Class B	75,372	21,198	3.56
Class C	372,761	105,293	3.54
Class I	16,789,324	4,664,076	3.60
Class R1	64,720	18,177	3.56
Class R2	298,359	83,776	3.56
Class R3	67,807	18,920	3.58
Class R4	68,870	19,175	3.59
Class R6	848,018,238	235,893,190	3.59
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $3.80 [100 / 94.25 x $3.58]. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Consolidated Financial Statements
16

MFS Commodity Strategy Fund
Consolidated Financial Statements	Consolidated Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/24 Net investment income (loss)
Income
Interest	$35,081,361
Dividends from unaffiliated issuers	5,427,127
Total investment income	$40,508,488
Expenses
Management fee	$6,373,691
Distribution and service fees	29,209
Shareholder servicing costs	32,974
Administrative services fee	131,261
Independent Trustees' compensation	16,379
Custodian fee	62,185
Shareholder communications	13,188
Audit and tax fees	99,084
Legal fees	53,602
Miscellaneous	266,842
Total expenses	$7,078,415
Reduction of expenses by investment adviser and distributor	(111,367)
Net expenses	$6,967,048
Net investment income (loss)	$33,541,440
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(926,069)
Affiliated issuers	(5,568)
Futures contracts	127,351
Swap agreements	(44,145,928)
Net realized gain (loss)	$(44,950,214)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$17,707,455
Affiliated issuers	(6,522)
Futures contracts	(102,184)
Swap agreements	1,180,164
Net unrealized gain (loss)	$18,778,913
Net realized and unrealized gain (loss)	$(26,171,301)
Change in net assets from operations	$7,370,139
See Notes to Consolidated Financial Statements
17

MFS Commodity Strategy Fund
Consolidated Financial Statements	Consolidated Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/24	10/31/23
Change in net assets
From operations
Net investment income (loss)	$33,541,440	$24,925,078
Net realized gain (loss)	(44,950,214)	(57,379,659)
Net unrealized gain (loss)	18,778,913	13,678,455
Change in net assets from operations	$7,370,139	$(18,776,126)
Total distributions to shareholders	$(17,500,698)	$(165,000,992)
Change in net assets from fund share transactions	$110,505,605	$198,532,377
Total change in net assets	$100,375,046	$14,755,259
Net assets
At beginning of period	773,572,165	758,816,906
At end of period	$873,947,211	$773,572,165
See Notes to Consolidated Financial Statements
18

MFS Commodity Strategy Fund
Consolidated Financial Statements	Consolidated Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.64	$4.80	$7.02	$4.85	$5.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.11	$0.02	$0.00(w)	$0.04
Net realized and unrealized gain (loss)	(0.12)	(0.24)	0.15	2.21	(0.42)
Total from investment operations	$0.01	$(0.13)	$0.17	$2.21	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(1.03)	$(2.39)	$(0.04)	$(0.09)
Net asset value, end of period (x)	$3.58	$3.64	$4.80	$7.02	$4.85
Total return (%) (r)(s)(t)(x)	0.19	(3.10)	7.71	45.84	(7.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16	1.15	1.17	1.15	1.13
Expenses after expense reductions	1.15	1.14	1.15	1.14	1.12
Net investment income (loss)	3.62	2.86	0.37	0.07	0.94
Portfolio turnover rate	57	66	37	28	57
Net assets at end of period (000 omitted)	$8,192	$10,166	$15,080	$4,921	$1,041
Class B	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.61	$4.77	$6.96	$4.81	$5.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.08	$(0.03)	$(0.04)	$0.01
Net realized and unrealized gain (loss)	(0.11)	(0.25)	0.18	2.20	(0.43)
Total from investment operations	$(0.01)	$(0.17)	$0.15	$2.16	$(0.42)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.99)	$(2.34)	$(0.01)	$(0.05)
Net asset value, end of period (x)	$3.56	$3.61	$4.77	$6.96	$4.81
Total return (%) (r)(s)(t)(x)	(0.38)	(4.08)	7.08	44.93	(8.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.91	1.90	1.91	1.89	1.87
Expenses after expense reductions	1.89	1.88	1.90	1.88	1.86
Net investment income (loss)	2.88	2.12	(0.50)	(0.65)	0.23
Portfolio turnover rate	57	66	37	28	57
Net assets at end of period (000 omitted)	$75	$92	$112	$98	$60

See Notes to Consolidated Financial Statements
19

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class C	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.59	$4.73	$6.94	$4.80	$5.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.08	$(0.03)	$(0.04)	$0.01
Net realized and unrealized gain (loss)	(0.13)	(0.23)	0.17	2.19	(0.43)
Total from investment operations	$(0.03)	$(0.15)	$0.14	$2.15	$(0.42)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.99)	$(2.35)	$(0.01)	$(0.06)
Net asset value, end of period (x)	$3.54	$3.59	$4.73	$6.94	$4.80
Total return (%) (r)(s)(t)(x)	(0.74)	(3.72)	6.94	44.77	(8.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.91	1.90	1.91	1.90	1.88
Expenses after expense reductions	1.90	1.89	1.90	1.88	1.87
Net investment income (loss)	2.87	2.09	(0.49)	(0.66)	0.20
Portfolio turnover rate	57	66	37	28	57
Net assets at end of period (000 omitted)	$373	$514	$1,444	$1,095	$435
Class I	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.67	$4.83	$7.04	$4.86	$5.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.12	$0.03	$0.02	$0.06
Net realized and unrealized gain (loss)	(0.13)	(0.24)	0.16	2.21	(0.42)
Total from investment operations	$0.01	$(0.12)	$0.19	$2.23	$(0.36)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(1.04)	$(2.40)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$3.60	$3.67	$4.83	$7.04	$4.86
Total return (%) (r)(s)(t)(x)	0.25	(2.79)	8.05	46.19	(6.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91	0.90	0.92	0.90	0.89
Expenses after expense reductions	0.90	0.89	0.90	0.89	0.88
Net investment income (loss)	3.87	3.11	0.57	0.30	1.17
Portfolio turnover rate	57	66	37	28	57
Net assets at end of period (000 omitted)	$16,789	$12,576	$18,905	$6,029	$500

See Notes to Consolidated Financial Statements
20

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class R1	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.63	$4.78	$6.97	$4.81	$5.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.08	$(0.03)	$(0.04)	$0.01
Net realized and unrealized gain (loss)	(0.13)	(0.24)	0.18	2.20	(0.43)
Total from investment operations	$(0.03)	$(0.16)	$0.15	$2.16	$(0.42)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.99)	$(2.34)	$—	$(0.05)
Net asset value, end of period (x)	$3.56	$3.63	$4.78	$6.97	$4.81
Total return (%) (r)(s)(t)(x)	(0.76)	(3.87)	7.07	44.91	(8.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.91	1.89	1.91	1.89	1.87
Expenses after expense reductions	1.90	1.88	1.90	1.88	1.86
Net investment income (loss)	2.88	2.13	(0.50)	(0.63)	0.26
Portfolio turnover rate	57	66	37	28	57
Net assets at end of period (000 omitted)	$65	$65	$68	$63	$44
Class R2	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.63	$4.80	$7.00	$4.83	$5.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.10	$0.00(w)	$(0.01)	$0.04
Net realized and unrealized gain (loss)	(0.13)	(0.24)	0.17	2.20	(0.44)
Total from investment operations	$(0.01)	$(0.14)	$0.17	$2.19	$(0.40)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(1.03)	$(2.37)	$(0.02)	$(0.07)
Net asset value, end of period (x)	$3.56	$3.63	$4.80	$7.00	$4.83
Total return (%) (r)(s)(t)(x)	(0.19)	(3.44)	7.61	45.58	(7.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.41	1.40	1.41	1.39	1.37
Expenses after expense reductions	1.40	1.39	1.40	1.38	1.36
Net investment income (loss)	3.37	2.66	0.06	(0.13)	0.75
Portfolio turnover rate	57	66	37	28	57
Net assets at end of period (000 omitted)	$298	$311	$134	$64	$44

See Notes to Consolidated Financial Statements
21

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class R3	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.65	$4.81	$7.02	$4.84	$5.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.11	$0.01	$0.01	$0.05
Net realized and unrealized gain (loss)	(0.13)	(0.24)	0.17	2.20	(0.43)
Total from investment operations	$0.00	$(0.13)	$0.18	$2.21	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(1.03)	$(2.39)	$(0.03)	$(0.09)
Net asset value, end of period (x)	$3.58	$3.65	$4.81	$7.02	$4.84
Total return (%) (r)(s)(t)(x)	0.00	(3.16)	7.75	46.03	(7.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16	1.14	1.16	1.14	1.12
Expenses after expense reductions	1.15	1.13	1.15	1.13	1.11
Net investment income (loss)	3.62	2.88	0.25	0.12	1.00
Portfolio turnover rate	57	66	37	28	57
Net assets at end of period (000 omitted)	$68	$68	$70	$65	$44
Class R4	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.66	$4.82	$7.03	$4.85	$5.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.12	$0.03	$0.02	$0.06
Net realized and unrealized gain (loss)	(0.13)	(0.24)	0.16	2.21	(0.43)
Total from investment operations	$0.01	$(0.12)	$0.19	$2.23	$(0.37)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(1.04)	$(2.40)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$3.59	$3.66	$4.82	$7.03	$4.85
Total return (%) (r)(s)(t)(x)	0.26	(2.84)	8.07	46.27	(7.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91	0.89	0.91	0.89	0.87
Expenses after expense reductions	0.89	0.88	0.90	0.88	0.86
Net investment income (loss)	3.87	3.12	0.50	0.37	1.25
Portfolio turnover rate	57	66	37	28	57
Net assets at end of period (000 omitted)	$69	$69	$71	$65	$45

See Notes to Consolidated Financial Statements
22

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class R6	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$3.66	$4.83	$7.04	$4.86	$5.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.12	$0.03	$0.03	$0.06
Net realized and unrealized gain (loss)	(0.13)	(0.25)	0.17	2.20	(0.43)
Total from investment operations	$0.01	$(0.13)	$0.20	$2.23	$(0.37)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(1.04)	$(2.41)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$3.59	$3.66	$4.83	$7.04	$4.86
Total return (%) (r)(s)(t)(x)	0.33	(2.94)	8.24	46.24	(7.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.82	0.82	0.81	0.83
Expenses after expense reductions	0.81	0.81	0.80	0.80	0.82
Net investment income (loss)	3.95	3.20	0.54	0.46	1.28
Portfolio turnover rate	57	66	37	28	57
Net assets at end of period (000 omitted)	$848,018	$749,712	$722,934	$924,441	$689,390
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Consolidated Financial Statements
23

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements
(1)  Business and Organization
MFS Commodity Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of October 31, 2024, the Subsidiary’s net assets were $157,025,062, which represented 18.0% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
General — The preparation of Consolidated Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these Consolidated Financial Statements, management has evaluated subsequent events occurring after the date of the fund’s Consolidated Statement of Assets and Liabilities through the date that the Consolidated Financial Statements were issued.
The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary
24

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$306,864,978	$—	$306,864,978
Non - U.S. Sovereign Debt	—	3,493,649	—	3,493,649
Municipal Bonds	—	2,615,710	—	2,615,710
U.S. Corporate Bonds	—	177,542,279	—	177,542,279
Residential Mortgage-Backed Securities	—	23,467,215	—	23,467,215
Commercial Mortgage-Backed Securities	—	24,031,490	—	24,031,490
Asset-Backed Securities (including CDOs)	—	90,782,090	—	90,782,090
Foreign Bonds	—	111,766,414	—	111,766,414
Short-Term Securities	—	54,753,163	—	54,753,163
Mutual Funds	90,440,421	—	—	90,440,421
Total	$90,440,421	$795,316,988	$—	$885,757,409
Other Financial Instruments
Futures Contracts – Liabilities	$(317,182)	$—	$—	$(317,182)
Swap Agreements – Assets	—	1,055,016	—	1,055,016
Swap Agreements – Liabilities	—	(3,630,310)	—	(3,630,310)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
25

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Consolidated Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2024 as reported in the Consolidated Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(317,182)
Interest Rate	Cleared Swap Agreements	774,557	—
Commodity	Uncleared Swap Agreements	280,459	(3,630,310)
Total		$1,055,016	$(3,947,492)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Consolidated Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Consolidated Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended October 31, 2024 as reported in the Consolidated Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$127,351	$31
Commodity	—	(44,145,959)
Total	$127,351	$(44,145,928)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended October 31, 2024 as reported in the Consolidated Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(102,184)	$789,217
Commodity	—	390,947
Total	$(102,184)	$1,180,164
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as
26

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of October 31, 2024:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(12,297)
Uncleared Swaps, at value	280,459	(3,630,310)
Cleared Swap Agreements (a)	—	(16,367)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$280,459	$(3,658,974)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	—	(28,664)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$280,459	$(3,630,310)
(a) The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements.  This amount, which is recognized within the fund's Consolidated Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund's Consolidated Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at October 31, 2024:
		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Citibank N.A.	$105,824	$(105,824)	$—	$—	$—
Goldman Sachs International	72,281	(72,281)	—	—	—
Morgan Stanley	102,354	(74,739)	—	—	27,615
Total	$280,459	$(252,844)	$—	$—	$27,615
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at October 31, 2024:
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MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Citibank N.A.	$(1,019,222)	$105,824	$814,761	$98,637	$—
Goldman Sachs International	(820,854)	72,281	589,157	159,416	—
JPMorgan Chase Bank N.A.	(540,560)	—	—	540,560	—
Merrill Lynch International	(1,174,935)	—	1,047,884	127,051	—
Morgan Stanley	(74,739)	74,739	—	—	—
Total	$(3,630,310)	$252,844	$2,451,802	$925,664	$—
(b) The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund
28

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. On a monthly basis, the change in the total return of the index is measured to determine the monthly payment due to or from the counterparty. These payments are included in “Due from uncleared swap brokers” or “Due to uncleared swap brokers” in the Consolidated Statement of Assets and Liabilities. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Consolidated Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Consolidated Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the
29

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Consolidated Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to treating the Subsidiary as a separate holding for tax purposes instead of a consolidated entity and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 10/31/24	Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$17,500,698	$165,000,992
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/24
Cost of investments	$1,225,922,110
Gross appreciation	24,075,611
Gross depreciation	(367,132,788)
Net unrealized appreciation (depreciation)	$(343,057,177)
Undistributed ordinary income	22,843,111
Capital loss carryforwards	(116,678,669)
Other temporary differences	(138,411,307)
Total distributable earnings (loss)	$(575,304,042)
As of October 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(84,411,919)
Long-Term	(32,266,750)
Total	$(116,678,669)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share
30

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 10/31/24	Year ended 10/31/23
Class A	$174,563	$3,159,611
Class B	891	24,490
Class C	3,251	293,180
Class I	298,524	3,742,535
Class R1	746	14,035
Class R2	5,123	34,196
Class R3	1,269	14,937
Class R4	1,452	15,247
Class R6	17,014,879	157,702,761
Total	$17,500,698	$165,000,992
(3)  Transactions with Affiliates
Investment Adviser — The fund and the Subsidiary have investment advisory agreements with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
The Subsidiary does not pay a management fee to MFS.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2026. For the year ended October 31, 2024, this management fee reduction amounted to $111,278, which is included in the reduction of total expenses in the Consolidated Statement of Operations. The management fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,088 for the year ended October 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
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MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 21,969
Class B	0.75%	0.25%	1.00%	1.00%	806
Class C	0.75%	0.25%	1.00%	1.00%	4,101
Class R1	0.75%	0.25%	1.00%	1.00%	644
Class R2	0.25%	0.25%	0.50%	0.50%	1,521
Class R3	—	0.25%	0.25%	0.25%	168
Total Distribution and Service Fees					$29,209
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended October 31, 2024, this rebate amounted to $89 for Class A shares and is included in the reduction of total expenses in the Consolidated Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2024, were as follows:
Amount
Class A	$120
Class B	—
Class C	57
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2024, the fee was $6,287, which equated to 0.0007% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $26,687.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.0154% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	4	$14
8/19/2024	Redemption	Class I	3	11
32

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
At October 31, 2024,  MFS held approximately 86% of the outstanding shares of Class B,and 100% of the outstanding shares of Class R1, Class R3, and Class R4.
(4)  Portfolio Securities
For the year ended October 31, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$241,117,836	$227,002,105
Non-U.S. Government securities	152,307,343	141,256,823
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 10/31/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	543,536	$1,925,321	1,203,685	$4,624,048
Class B	—	—	4,689	19,025
Class C	28,523	100,511	30,222	112,335
Class I	2,015,875	7,159,148	1,941,886	7,321,849
Class R2	9,475	33,537	57,069	212,343
Class R6	39,674,426	139,875,653	39,844,638	144,923,413
	42,271,835	$149,094,170	43,082,189	$157,213,013
Shares issued to shareholders in reinvestment of distributions
Class A	50,018	$174,563	851,614	$3,159,487
Class B	255	891	6,601	24,490
Class C	934	3,251	79,418	292,259
Class I	85,050	298,524	1,003,361	3,742,535
Class R1	213	746	3,773	14,035
Class R2	1,472	5,123	9,217	34,196
Class R3	363	1,269	4,015	14,937
Class R4	415	1,452	4,099	15,247
Class R6	4,861,394	17,014,879	42,393,215	157,702,761
	5,000,114	$17,500,698	44,355,313	$164,999,947
Shares reacquired
Class A	(1,096,435)	$(3,880,010)	(2,401,508)	$(8,934,408)
Class B	(4,414)	(15,393)	(9,335)	(34,355)
Class C	(67,481)	(236,807)	(271,413)	(988,691)
Class I	(867,435)	(3,128,050)	(3,427,526)	(13,194,326)
Class R2	(12,789)	(45,293)	(8,508)	(30,343)
Class R6	(13,424,163)	(48,783,710)	(27,182,800)	(100,498,460)
	(15,472,717)	$(56,089,263)	(33,301,090)	$(123,680,583)
33

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
	Year ended 10/31/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(502,881)	$(1,780,126)	(346,209)	$(1,150,873)
Class B	(4,159)	(14,502)	1,955	9,160
Class C	(38,024)	(133,045)	(161,773)	(584,097)
Class I	1,233,490	4,329,622	(482,279)	(2,129,942)
Class R1	213	746	3,773	14,035
Class R2	(1,842)	(6,633)	57,778	216,196
Class R3	363	1,269	4,015	14,937
Class R4	415	1,452	4,099	15,247
Class R6	31,111,657	108,106,822	55,055,053	202,127,714
	31,799,232	$110,505,605	54,136,412	$198,532,377
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 29%, 22%, 16%, 9%, 4%, 3%, 3%, 2%, 2%, 2%,1%, and 1% of the value of outstanding voting shares of the fund. In addition,the MFS Lifetime 2025 Fund and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2024, the fund’s commitment fee and interest expense were $4,066 and $0, respectively, and are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$83,594,006	$431,570,188	$424,711,683	$(5,568)	$(6,522)	$90,440,421

34

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,427,127	$—
35

MFS Commodity Strategy Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust XV and the Shareholders of MFS Commodity Strategy Fund:
Opinion on the Consolidated Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of MFS Commodity Strategy Fund and subsidiary (the “Fund”), including the consolidated portfolio of investments, as of October 31, 2024, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the consolidated financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund and subsidiary as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 13, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
36

MFS Commodity Strategy Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
37

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Commodity Strategy Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Commodity Strategy Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Commodity Strategy Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
38

MFS Commodity Strategy Fund
Board Review of Investment Advisory Agreement
MFS Commodity Strategy Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
39

MFS Commodity Strategy Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
40

MFS Global Alternative Strategy Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Alternative Strategy Fund
Portfolio of Investments − 10/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 74.0%
Aerospace & Defense – 1.8%
Axon Enterprise, Inc. (a)	192	$ 81,312
Boeing Co. (a)	1,903	284,137
CACI International, Inc., “A” (a)	232	128,194
General Dynamics Corp.	794	231,538
Hexcel Corp.	521	30,578
Honeywell International, Inc.	115	23,653
Howmet Aerospace, Inc.	2,918	290,983
KBR, Inc.	2,209	148,025
L3Harris Technologies, Inc.	191	47,267
Leidos Holdings, Inc.	480	87,917
Moog, Inc., “A”	86	16,220
MTU Aero Engines Holding AG	461	150,787
RTX Corp.	4,289	518,926
Singapore Technologies Engineering Ltd.	28,600	98,048
Standard Aero, Inc. (a)	2,060	59,431
Textron, Inc.	1,533	123,284
Thales S.A.	268	43,188
TransDigm Group, Inc.	47	61,208
		$2,424,696
Airlines – 0.1%
Alaska Air Group, Inc. (a)	366	$ 17,535
Delta Air Lines, Inc.	649	37,136
Ryanair Holdings PLC, ADR	822	36,382
Vontier Corp.	865	32,074
		$123,127
Alcoholic Beverages – 0.9%
Carlsberg Group	398	$ 43,917
China Resources Beer Holdings Co. Ltd.	23,500	87,209
Constellation Brands, Inc., “A”	75	17,426
Diageo PLC	6,832	213,020
Heineken N.V.	5,096	418,510
Kirin Holdings Co. Ltd.	2,600	38,181
Pernod Ricard S.A.	3,128	390,584
		$1,208,847
Apparel Manufacturers – 1.1%
Burberry Group PLC	1,099	$ 11,102
Canada Goose Holdings, Inc. (a)(l)	1,951	19,159
Compagnie Financiere Richemont S.A.	1,502	219,113
LVMH Moet Hennessy Louis Vuitton SE	853	565,803
NIKE, Inc., “B”	342	26,378
PVH Corp.	5,049	497,125
Skechers USA, Inc., “A” (a)	2,114	129,926
Under Amour, Inc., “C” (a)	3,644	28,788
		$1,497,394
DTRFS-ANN

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – 0.4%
Aptiv PLC (a)	770	$ 43,759
Atmus Filtration Technologies, Inc.	1,038	40,420
Bridgestone Corp. (l)	700	24,805
Compagnie Generale des Etablissements Michelin	1,131	38,092
Copart, Inc. (a)	1,958	100,778
DENSO Corp.	3,800	54,066
Lear Corp.	386	36,963
LKQ Corp.	2,244	82,557
Niterra Co. Ltd.	2,200	62,071
Stanley Electric Co. Ltd.	1,900	32,473
Visteon Corp. (a)	893	80,593
		$596,577
Biotechnology – 0.4%
Adaptive Biotechnologies Corp. (a)	2,970	$ 14,375
BioAtla, Inc. (a)	697	1,338
Biogen, Inc. (a)	845	147,030
Blueprint Medicines Corp. (a)	320	28,003
CG Oncology, Inc. (a)	307	10,908
CSL Ltd.	369	69,177
Gilead Sciences, Inc.	1,933	171,689
Illumina, Inc. (a)	152	21,909
Immunocore Holdings PLC, ADR (a)(l)	544	16,772
Oxford Nanopore Technologies PLC (a)	5,991	10,390
Prelude Therapeutics, Inc. (a)(l)	673	808
		$492,399
Broadcasting – 0.3%
Netflix, Inc. (a)	251	$ 189,763
Nippon Television Holdings, Inc.	3,900	59,631
Omnicom Group, Inc.	1,324	133,724
Walt Disney Co.	405	38,961
		$422,079
Brokerage & Asset Managers – 2.2%
Ares Management Co.	1,178	$ 197,527
Bank of New York Mellon Corp.	2,696	203,171
Barclays PLC	27,787	85,096
Bolsa Mexicana de Valores S.A. de C.V.	29,300	47,912
Carlyle Group, Inc.	445	22,263
Cboe Global Markets, Inc.	117	24,988
Charles Schwab Corp.	500	35,415
Citigroup, Inc. (f)	14,970	960,625
CME Group, Inc.	148	33,353
Deutsche Boerse AG	1,017	236,404
Euronext N.V.	872	96,180
Evercore Partners, Inc.	151	39,890
GCM Grosvenor, Inc., “A”	2,788	32,174
Hamilton Lane, Inc., “A”	366	65,748
KKR & Co., Inc.	1,643	227,128
London Stock Exchange Group PLC	561	76,216
LPL Financial Holdings, Inc.	284	80,139
NASDAQ, Inc. (f)	3,539	261,603
Raymond James Financial, Inc.	454	67,292

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
TMX Group Ltd.	3,206	$ 100,139
TPG, Inc.	668	45,210
WisdomTree Investments, Inc.	4,355	45,074
		$2,983,547
Business Services – 2.0%
Accenture PLC, “A”	1,814	$ 625,504
Bunzl PLC	1,342	59,274
CoStar Group, Inc. (a)	1,184	86,183
Endava PLC, ADR (a)	547	12,937
ExlService Holdings, Inc. (a)	733	30,544
Experian PLC	3,090	150,938
Fidelity National Information Services, Inc.	506	45,403
Fiserv, Inc. (a)	129	25,529
Global Payments, Inc.	465	48,225
IMCD Group N.V.	366	58,059
Intertek Group PLC	1,570	94,739
Morningstar, Inc.	304	99,727
MSCI, Inc.	476	271,891
Nomura Research Institute Ltd.	5,897	176,402
NS Solutions Corp.	3,000	75,748
Remitly Global, Inc. (a)	3,193	57,410
Secom Co. Ltd.	400	14,200
TransUnion	2,618	265,204
TriNet Group, Inc.	705	59,848
UL Solutions, Inc.	1,667	86,617
Verisk Analytics, Inc., “A”	1,315	361,257
WNS (Holdings) Ltd. (a)	382	18,332
		$2,723,971
Cable TV – 0.0%
Cable One, Inc.	24	$ 8,197
Chemicals – 0.1%
Avient Corp.	709	$ 33,046
Eastman Chemical Co.	517	54,332
Element Solutions, Inc.	1,552	42,059
		$129,437
Computer Software – 6.0%
ACI Worldwide, Inc. (a)	1,017	$ 50,036
Adobe Systems, Inc. (a)	389	185,973
Alkami Technology, Inc. (a)	1,197	43,822
Altair Engineering, Inc., “A” (a)	300	31,197
Atlassian Corp. (a)	99	18,665
Autodesk, Inc. (a)	762	216,256
Cadence Design Systems, Inc. (a)(f)	2,395	661,307
CCC Intelligent Holdings, Inc. (a)	3,687	38,382
Check Point Software Technologies Ltd. (a)	170	29,446
Computer Modelling Group Ltd.	21,857	179,584
Constellation Software, Inc.	82	247,295
CrowdStrike Holdings, Inc. (a)	288	85,499
Dassault Systemes SE	6,502	221,996

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Definitive Healthcare Corp. (a)	6,557	$ 27,212
Dun & Bradstreet Holdings, Inc.	5,939	70,615
Five9, Inc. (a)	1,365	40,308
Guidewire Software, Inc. (a)	2,060	383,696
HubSpot, Inc. (a)	37	20,527
JFrog Ltd. (a)	1,698	49,548
Kinaxis, Inc. (a)	1,204	133,721
Manhattan Associates, Inc. (a)	327	86,119
Microsoft Corp. (f)	6,655	2,704,259
nCino, Inc. (a)	1,604	59,829
Nutanix, Inc. (a)	4,442	275,848
OBIC Co. Ltd.	4,500	146,969
OneStream, Inc. (a)	937	27,660
RingCentral, Inc. (a)	4,680	168,527
Sabre Corp. (a)	4,431	14,179
Salesforce, Inc.	1,200	349,644
SAP SE	3,626	847,210
SentinelOne, Inc., “A” (a)	2,749	70,897
ServiceNow, Inc. (a)	247	230,448
Synopsys, Inc. (a)	293	150,488
Tyler Technologies, Inc. (a)	276	167,143
Wisetech Global Ltd.	1,143	87,818
		$8,122,123
Computer Software - Systems – 3.8%
Alten S.A.	489	$ 41,330
Amadeus IT Group S.A.	8,963	650,578
Apple, Inc. (f)(s)	13,374	3,021,320
Capgemini	1,245	214,630
CDW Corp.	243	45,740
EPAM Systems, Inc. (a)	62	11,696
Fujitsu Ltd.	2,400	44,104
Hitachi Ltd.	27,100	682,058
Q2 Holdings, Inc. (a)	521	44,108
QXO, Inc. (PIPE) (a)	2,238	34,063
Samsung Electronics Co. Ltd.	4,401	186,010
Softchoice Corp.	1,822	27,480
Venture Corp. Ltd.	5,100	51,149
Verint Systems, Inc. (a)	597	12,716
Zebra Technologies Corp., “A” (a)	109	41,635
		$5,108,617
Construction – 1.6%
Allegion PLC	271	$ 37,840
AZEK Co., Inc. (a)	750	33,000
Breedon Group PLC	10,627	60,293
Builders FirstSource, Inc. (a)	782	134,035
Compagnie de Saint-Gobain S.A.	3,018	273,885
CRH PLC	3,448	329,043
Essex Property Trust, Inc., REIT	732	207,786
Independence Realty Trust, Inc., REIT	4,599	90,232
Masco Corp.	1,917	153,187
Mid-America Apartment Communities, Inc., REIT	244	36,927
Mohawk Industries, Inc. (a)	201	26,988

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Otis Worldwide Corp.	329	$ 32,308
Sherwin-Williams Co.	81	29,060
Smith Douglas Homes Corp. (a)	398	13,182
Stanley Black & Decker, Inc.	402	37,362
Summit Materials, Inc., “A” (a)	2,883	136,683
Sun Communities, Inc., REIT	298	39,539
Techtronic Industries Co. Ltd.	6,500	93,113
Toll Brothers, Inc.	592	86,692
Vulcan Materials Co.	1,156	316,663
		$2,167,818
Consumer Products – 1.2%
Church & Dwight Co., Inc.	955	$ 95,414
Colgate-Palmolive Co. (f)	5,084	476,422
e.l.f. Beauty, Inc. (a)	232	24,418
Estée Lauder Cos., Inc., “A”	316	21,785
International Flavors & Fragrances, Inc.	518	51,505
Kao Corp.	1,100	48,704
Kenvue, Inc.	13,860	317,810
Kimberly-Clark Corp.	3,094	415,153
Kobayashi Pharmaceutical Co. Ltd. (l)	2,500	93,075
MGP Ingredients, Inc.	888	42,659
Newell Brands, Inc.	6,059	53,319
Prestige Consumer Healthcare, Inc. (a)	583	42,996
		$1,683,260
Consumer Services – 0.8%
Asante, Inc.	6,700	$ 73,811
Avis Budget Group, Inc. (l)	141	11,703
Booking Holdings, Inc.	110	514,387
Bright Horizons Family Solutions, Inc. (a)	1,361	181,653
CAR Group Ltd.	929	22,829
European Wax Center, Inc., “A” (a)	3,697	26,581
Grand Canyon Education, Inc. (a)	214	29,342
MakeMyTrip Ltd. (a)	717	72,768
Meitec Group Holdings, Inc.	3,300	63,187
Persol Holdings Co. Ltd.	8,100	13,558
Seek Ltd. (l)	902	14,616
Trip.com Group Ltd. (a)	1,600	103,112
		$1,127,547
Containers – 0.7%
AptarGroup Inc.	251	$ 42,145
Ardagh Metal Packaging S.A.	1,637	6,024
Avery Dennison Corp.	190	39,336
Graphic Packaging Holding Co.	2,994	84,611
Owens Corning	3,824	676,045
Silgan Holdings, Inc.	755	39,064
Verallia	1,382	39,656
		$926,881

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.1%
AMETEK, Inc.	587	$ 107,621
Amphenol Corp., “A”	1,201	80,491
Berry Global, Inc.	1,053	74,184
Johnson Controls International PLC	730	55,151
Legrand S.A.	2,620	293,533
Littlefuse, Inc.	152	37,184
Mitsubishi Electric Corp.	23,200	400,780
nVent Electric PLC	1,351	100,744
Schneider Electric SE	5,966	1,543,434
Sensata Technologies Holding PLC	630	21,634
TE Connectivity PLC	376	55,430
TriMas Corp.	968	25,991
		$2,796,177
Electronics – 5.4%
Advanced Energy Industries, Inc.	443	$ 48,079
Allegro MicroSystems, Inc. (a)	1,391	28,989
Analog Devices, Inc.	2,726	608,198
Applied Materials, Inc. (f)	3,409	619,006
ASM International N.V.	251	139,168
ASM Pacific Technology Ltd.	4,000	42,996
ASML Holding N.V.	148	99,516
ASML Holding N.V., ADR	213	143,253
Astera Labs, Inc. (a)	445	31,221
Axcelis Technologies, Inc. (a)	172	14,673
Cohu, Inc. (a)	685	17,070
Corning, Inc.	907	43,164
Disco, Inc.	100	28,236
Flex Ltd. (a)	1,308	45,348
Formfactor, Inc. (a)	1,205	45,766
KLA Corp.	79	52,632
Lam Research Corp.	3,640	270,634
Marvell Technology, Inc.	827	66,251
Monolithic Power Systems, Inc.	215	163,250
NVIDIA Corp. (f)	22,566	2,995,862
NXP Semiconductors N.V.	419	98,256
ON Semiconductor Corp. (a)	492	34,681
Onto Innovation, Inc. (a)	224	44,426
Plexus Corp. (a)	235	33,864
Renesas Electronics Corp.	3,600	48,310
Silicon Motion Technology Corp., ADR	761	40,949
Skyworks Solutions, Inc.	245	21,457
Taiwan Semiconductor Manufacturing Co. Ltd.	16,654	523,707
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,681	891,918
TTM Technologies, Inc. (a)	1,386	31,102
		$7,271,982
Energy - Independent – 1.3%
Antero Resources Corp. (a)	2,545	$ 65,865
ConocoPhillips (s)	2,350	257,419
Diamondback Energy, Inc.	282	49,849
Expand Energy Corp. (l)	459	38,886
Hess Corp.	194	26,089
Marathon Petroleum Corp.	781	113,612

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Matador Resources Co.	1,406	$ 73,267
Permian Resources Corp.	8,047	109,681
Phillips 66	1,617	196,983
Reliance Industries Ltd.	20,786	328,685
Valero Energy Corp.	1,816	235,644
Viper Energy, Inc.	1,931	100,219
Woodside Energy Group Ltd.	14,634	230,534
		$1,826,733
Energy - Integrated – 1.0%
Aker BP ASA	5,498	$ 117,035
Eni S.p.A.	3,652	55,662
Exxon Mobil Corp. (f)	4,702	549,100
Galp Energia SGPS S.A., “B”	3,809	64,925
TotalEnergies SE	8,384	524,406
		$1,311,128
Energy - Renewables – 0.0%
AES Corp.	1,700	$ 28,033
Engineering - Construction – 0.6%
Centuri Holdings, Inc. (a)	1,625	$ 30,501
Comfort Systems USA, Inc.	208	81,336
EMCOR Group, Inc.	328	146,311
Jacobs Solutions, Inc.	722	101,499
Prologis Property Mexico S.A. de C.V., REIT	14,314	47,908
Quanta Services, Inc.	293	88,377
Taisei Corp.	5,400	228,359
TopBuild Corp. (a)	189	66,789
		$791,080
Entertainment – 0.6%
CTS Eventim AG	865	$ 90,750
Spotify Technology S.A. (a)	1,761	678,161
TKO Group Holdings, Inc. (a)	776	90,613
Vivid Seats, Inc., “A” (a)	4,108	16,720
		$876,244
Food & Beverages – 2.0%
Britvic PLC	5,562	$ 91,657
Chocoladefabriken Lindt & Sprungli AG	16	188,050
Coca-Cola Europacific Partners PLC	502	38,152
ConAgra Brands, Inc.	942	27,262
Cranswick PLC	900	58,708
General Mills, Inc.	2,368	161,071
Hershey Co.	138	24,506
Ingredion, Inc.	2,656	352,611
Lamb Weston Holdings, Inc.	319	24,783
Mondelez International, Inc.	352	24,105
Morinaga & Co. Ltd.	4,400	82,185
Nestle S.A.	6,611	624,545
Nestle S.A., ADR	2,305	217,869
Nomad Foods Ltd.	2,545	44,665

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Novozymes A/S	609	$ 38,213
Oatly Group AB, ADR (a)(l)	8,773	7,169
PepsiCo, Inc.	1,454	241,480
S Foods, Inc.	3,100	56,633
Simply Good Foods Co. (a)	793	26,692
Toyo Suisan Kaisha Ltd.	5,200	305,455
WK Kellogg Co.	980	16,297
		$2,652,108
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	1,552	$ 28,091
BIM Birlesik Magazalar A.S.	1,560	21,238
JM Holdings Co. Ltd.	3,600	70,174
Kroger Co. (f)	3,184	177,572
Paltac Corp.	1,800	48,466
Seven & I Holdings Co. Ltd.	3,900	55,870
Sundrug Co. Ltd.	3,100	76,986
		$478,397
Forest & Paper Products – 0.1%
International Paper Co.	1,309	$ 72,702
Suzano Papel e Celulose S.A., ADR	4,479	45,999
		$118,701
Furniture & Appliances – 0.0%
Howden Joinery Group PLC	5,633	$ 61,608
Gaming & Lodging – 0.8%
Aristocrat Leisure Ltd.	1,567	$ 62,879
DraftKings, Inc. (a)	1,957	69,121
Flutter Entertainment PLC (a)	1,227	285,609
Genius Sports Ltd. (a)	7,778	53,279
Hilton Worldwide Holdings, Inc.	111	26,068
Hyatt Hotels Corp.	855	124,360
International Game Technology PLC	3,076	62,504
Marriott International, Inc., “A”	975	253,520
Sands China Ltd. (a)	6,800	17,337
VICI Properties, Inc., REIT	1,444	45,861
Viking Holdings Ltd. (a)	651	25,552
Whitbread PLC	767	29,966
		$1,056,056
General Merchandise – 0.2%
Dollarama, Inc.	1,645	$ 171,181
Ollie's Bargain Outlet Holdings, Inc. (a)	378	34,712
Pan Pacific International Holdings Corp.	200	4,961
		$210,854
Health Maintenance Organizations – 0.7%
Cigna Group (f)	2,879	$ 906,338
Humana, Inc.	92	23,720
		$930,058

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.1%
AIA Group Ltd.	48,000	$ 381,945
American International Group, Inc.	596	45,224
Ameriprise Financial, Inc. (f)	1,717	876,185
Aon PLC	1,404	515,085
Arthur J. Gallagher & Co.	983	276,420
Assurant, Inc.	435	83,389
Beazley PLC	30,841	301,945
Chubb Ltd.	189	53,381
Corebridge Financial, Inc.	12,775	405,862
Equitable Holdings, Inc.	18,299	829,677
Everest Group Ltd.	80	28,449
Hanover Insurance Group, Inc.	539	79,950
Hartford Financial Services Group, Inc.	647	71,455
Hiscox Ltd.	3,397	47,394
Kemper Corp.	262	16,315
Lincoln National Corp.	1,713	59,527
Marsh & McLennan Cos., Inc.	1,422	310,337
Progressive Corp.	2,061	500,473
Reinsurance Group of America, Inc.	1,136	239,787
Selective Insurance Group, Inc.	351	31,878
Steadfast Group Ltd.	16,180	58,328
Stewart Information Services Corp.	310	21,328
Unipol Gruppo S.p.A.	5,072	63,060
Voya Financial, Inc.	531	42,639
Willis Towers Watson PLC	369	111,508
Zurich Insurance Group AG	80	47,438
		$5,498,979
Internet – 2.9%
Alphabet, Inc., “A” (f)(s)	5,410	$ 925,705
Alphabet, Inc., “C” (f)	3,614	624,102
Gartner, Inc. (a)	338	169,845
M3, Inc.	12,400	127,235
Meta Platforms, Inc., “A” (f)(s)	3,571	2,026,828
NAVER Corp.	939	114,120
		$3,987,835
Leisure & Toys – 0.7%
Brunswick Corp. (l)	1,365	$ 108,845
Corsair Gaming, Inc. (a)	4,126	26,468
Electronic Arts, Inc.	428	64,564
Funko, Inc., “A” (a)	2,402	28,440
Hasbro, Inc.	471	30,912
Mattel, Inc. (a)	1,481	30,183
Patrick Industries, Inc.	177	22,298
Take-Two Interactive Software, Inc. (a)	909	147,003
Tencent Holdings Ltd.	6,000	312,268
VTech Holdings Ltd.	13,600	101,115
Yamaha Corp.	1,800	14,522
		$886,618

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.9%
AGCO Corp. (f)	2,254	$ 225,039
Albany International Corp.	501	34,028
Assa Abloy AB	13,514	422,724
Azbil Corp.	7,200	55,764
Crane Co.	559	87,919
Daikin Industries Ltd.	500	58,611
Eaton Corp. PLC	885	293,448
ESAB Corp.	298	36,666
Flowserve Corp.	1,655	87,119
GEA Group AG	11,348	558,927
General Electric Co.	596	102,381
Hayward Holdings, Inc. (a)	2,372	38,569
Illinois Tool Works, Inc.	786	205,248
IMI PLC	7,372	158,165
Ingersoll Rand, Inc.	842	80,832
ITT, Inc.	250	35,030
Nordson Corp.	74	18,344
PACCAR, Inc.	295	30,763
Pentair PLC	451	44,703
RB Global, Inc.	870	73,724
RB Global, Inc.	4,955	419,824
Regal Rexnord Corp.	569	94,761
SIG Group AG	3,737	80,703
SMC Corp.	200	85,489
Spirax-Sarco Engineering PLC	1,256	105,547
Timken Co.	405	33,615
Toyota Industries Corp.	800	55,381
Wabtec Corp.	1,844	346,635
Weir Group PLC	1,421	38,603
		$3,908,562
Major Banks – 2.4%
Banco Bradesco S.A., ADR	17,236	$ 42,573
Bank of Ireland Group PLC	30,983	283,577
BNP Paribas S.A.	1,372	93,648
DBS Group Holdings Ltd.	7,540	216,995
Goldman Sachs Group, Inc.	136	70,419
ING Groep N.V.	3,980	67,559
JPMorgan Chase & Co.	2,968	658,659
Mitsubishi UFJ Financial Group, Inc.	7,000	73,077
Morgan Stanley	3,142	365,258
NatWest Group PLC	96,741	457,723
PNC Financial Services Group, Inc.	229	43,114
Regions Financial Corp.	1,835	43,801
Resona Holdings, Inc.	45,000	299,708
State Street Corp.	2,120	196,736
UBS Group AG	1,716	52,974
Wells Fargo & Co.	4,202	272,794
		$3,238,615
Medical & Health Technology & Services – 1.3%
Cardinal Health, Inc.	2,046	$ 222,032
Cencora, Inc.	280	63,862
Certara, Inc. (a)	4,430	45,186

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Encompass Health Corp.	279	$ 27,749
HCA Healthcare, Inc.	212	76,053
HealthEquity, Inc. (a)	390	33,247
ICON PLC (a)	266	59,081
IQVIA Holdings, Inc. (a)	186	38,283
Labcorp Holdings, Inc.	144	32,871
McKesson Corp. (f)	1,757	879,537
Option Care Health, Inc. (a)	1,321	30,436
Schrodinger, Inc. (a)(l)	2,699	47,489
Universal Health Services, Inc.	216	44,131
Veeva Systems, Inc. (a)	705	147,225
Ventas, Inc., REIT	547	35,823
		$1,783,005
Medical Equipment – 2.5%
Agilent Technologies, Inc.	1,429	$ 186,213
Becton, Dickinson and Co.	136	31,768
Bio-Techne Corp.	1,765	130,169
Boston Scientific Corp. (a)	3,114	261,638
Ceribell, Inc. (a)	491	12,908
Concentra Group Holdings, Inc. (a)	1,548	31,378
ConvaTec Group PLC	12,780	35,355
Danaher Corp.	481	118,163
Eiken Chemical Co. Ltd. (l)	5,900	95,176
Envista Holdings Corp. (a)	2,691	56,430
EssilorLuxottica	1,883	442,776
Fractyl Health, Inc. (a)	1,146	3,226
GE Healthcare Technologies, Inc.	310	27,079
Gerresheimer AG	1,254	105,713
Globus Medical, Inc. (a)	573	42,139
Hologic, Inc. (a)	2,234	180,664
Lantheus Holdings, Inc. (a)	370	40,641
Maravai Lifesciences Holdings, Inc., “A” (a)	3,566	26,424
Masimo Corp. (a)	486	69,989
Medtronic PLC	480	42,840
Natera, Inc. (a)	1,228	148,539
Olympus Corp.	2,500	43,975
OptiNose, Inc. (a)	3,719	2,566
Penumbra, Inc. (a)	168	38,450
PROCEPT BioRobotics Corp. (a)	392	35,280
QIAGEN N.V.	5,108	217,326
QIAGEN N.V.	1,266	53,303
QuidelOrtho Corp. (a)	261	9,931
Revvity, Inc.	210	24,904
Shimadzu Corp.	7,600	224,043
Smith & Nephew PLC	5,810	71,995
STERIS PLC	893	198,112
Teleflex, Inc.	123	24,730
Terumo Corp.	1,100	20,960
Thermo Fisher Scientific, Inc.	291	158,979
UFP Technologies, Inc. (a)	96	25,632
Waters Corp. (a)	238	76,900
Zimmer Biomet Holdings, Inc.	235	25,126
		$3,341,440

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.3%
Glencore PLC	44,790	$ 233,401
Mitsui & Co. Ltd.	2,700	54,710
United States Steel Corp.	3,147	122,261
		$410,372
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	217	$ 30,115
China Resources Gas Group Ltd.	5,400	20,750
DCC PLC	1,342	84,861
Italgas S.p.A.	18,213	111,607
MDU Resources Group, Inc.	948	27,350
New Jersey Resources Corp.	733	33,637
ONE Gas, Inc.	592	42,192
UGI Corp.	9,419	225,208
		$575,720
Natural Gas - Pipeline – 0.2%
APA Group	12,915	$ 59,058
Cheniere Energy, Inc.	505	96,647
Plains GP Holdings LP	4,068	69,970
Targa Resources Corp.	345	57,601
		$283,276
Network & Telecom – 0.4%
Fortinet, Inc. (a)	3,665	$ 288,289
Qualcomm, Inc.	1,877	305,519
		$593,808
Oil Services – 0.2%
Expro Group Holdings N.V. (a)	1,665	$ 21,229
Halliburton Co.	713	19,779
Helmerich & Payne	500	16,800
JGC Holdings Corp.	5,100	43,505
TechnipFMC PLC	3,859	102,997
Tenaris S.A., ADR	2,183	71,777
		$276,087
Other Banks & Diversified Financials – 2.9%
AIB Group PLC	61,615	$ 328,004
Air Lease Corp.	1,000	44,350
American Express Co. (f)	1,202	324,636
Banc of California, Inc.	2,034	31,242
CaixaBank S.A.	58,689	356,860
Cathay General Bancorp, Inc.	909	41,796
Chiba Bank Ltd.	30,600	223,982
Columbia Banking System, Inc.	2,801	79,856
Credicorp Ltd.	1,206	222,061
Discover Financial Services	248	36,811
East West Bancorp, Inc.	970	94,565
Eastern Bankshares, Inc.	2,124	34,685
Element Fleet Management Corp.	1,943	39,757
First Hawaiian, Inc.	1,835	45,398
First Interstate BancSystem, Inc.	1,481	45,615

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Glacier Bancorp, Inc.	986	$ 51,420
HDFC Bank Ltd.	2,902	59,639
HDFC Bank Ltd., ADR	4,380	276,071
Herc Holdings, Inc.	216	45,174
Julius Baer Group Ltd.	1,399	85,612
M&T Bank Corp.	348	67,749
Mastercard, Inc., “A”	426	212,825
Metropolitan Bank & Trust Co.	79,017	103,343
Moody's Corp.	49	22,248
Northern Trust Corp.	728	73,179
Pacific Premier Bancorp, Inc.	2,216	56,530
Popular, Inc.	446	39,797
Prosperity Bancshares, Inc.	1,097	80,300
Sandy Spring Bancorp, Inc.	734	24,692
Shizuoka Financial Group, Inc.	5,500	43,761
SLM Corp.	3,752	82,657
Synchrony Financial	4,178	230,375
Texas Capital Bancshares, Inc. (a)	501	38,552
UMB Financial Corp.	453	49,708
United Community Bank, Inc.	1,313	37,368
Visa, Inc., “A” (s)	707	204,924
Wintrust Financial Corp.	341	39,518
		$3,875,060
Pharmaceuticals – 3.2%
AbbVie, Inc.	279	$ 56,880
Amicus Therapeutics, Inc. (a)	3,355	38,314
Annexon, Inc. (a)	1,323	9,684
Ascendis Pharma, ADR (a)	941	115,574
Bristol-Myers Squibb Co.	2,466	137,529
Chugai Pharmaceutical Co. Ltd.	900	42,942
Collegium Pharmaceutical, Inc. (a)	707	24,137
Cytokinetics, Inc. (a)	335	17,085
Daiichi Sankyo Co. Ltd.	1,300	42,059
Eli Lilly & Co. (f)	303	251,411
Harmony Biosciences Holdings (a)	870	27,953
Incyte Corp. (a)	6,217	460,804
Jazz Pharmaceuticals PLC (a)	513	56,445
Johnson & Johnson	3,307	528,657
Kymera Therapeutics, Inc. (a)	456	21,054
Legend Biotech Corp., ADR (a)	375	16,882
Ligand pharmaceuticals, Inc. (a)	194	20,506
Merck & Co., Inc. (f)	4,887	500,038
Merck KGaA	358	59,191
Neurocrine Biosciences, Inc. (a)	169	20,326
Novartis AG	1,661	180,223
Novo Nordisk A.S., “B”	1,786	199,699
Organon & Co.	10,927	205,209
Pfizer, Inc. (s)	9,728	275,302
Roche Holding AG	2,180	676,304
Sanofi	648	68,449
Santen Pharmaceutical Co. Ltd.	900	10,763
SpringWorks Therapeutics, Inc. (a)	697	21,001
Suzuken Co. Ltd./Aichi Japan	1,800	58,786

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Ultragenyx Pharmaceutical, Inc. (a)	568	$ 28,962
Vertex Pharmaceuticals, Inc. (a)	343	163,261
Viking Therapeutics, Inc. (a)	275	19,948
		$4,355,378
Pollution Control – 0.1%
GFL Environmental, Inc.	2,504	$ 104,667
Precious Metals & Minerals – 0.9%
Agnico Eagle Mines Ltd.	1,588	$ 137,068
Agnico Eagle Mines Ltd.	1,108	95,609
Franco-Nevada Corp.	5,234	694,759
Wheaton Precious Metals Corp.	4,068	268,648
		$1,196,084
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	1,080	$ 182,021
Railroad & Shipping – 0.3%
Canadian Pacific Kansas City Ltd.	338	$ 26,080
CSX Corp.	3,883	130,624
Norfolk Southern Corp.	143	35,811
Sankyu, Inc.	1,600	55,511
Union Pacific Corp.	655	152,006
		$400,032
Real Estate – 1.0%
Brixmor Property Group, Inc., REIT	6,573	$ 177,142
Broadstone Net Lease, Inc., REIT	1,738	30,571
CapitaLand Investment Ltd.	39,200	82,639
CBRE Group, Inc., “A” (a)	549	71,903
Cushman & Wakefield PLC (a)	2,613	35,406
DigitalBridge Group, Inc., REIT	2,683	42,096
Essential Properties Realty Trust, REIT	4,800	152,112
Jones Lang LaSalle, Inc. (a)	1,673	453,316
LEG Immobilien SE	776	73,533
PennyMac Financial Services, Inc.	196	19,537
Phillips Edison & Co., REIT	1,003	37,923
Simon Property Group, Inc., REIT	437	73,906
Two Harbors Investment Corp., REIT	1,933	22,230
W.P. Carey, Inc., REIT	637	35,494
		$1,307,808
Real Estate - Office – 0.0%
Cousins Properties, Inc., REIT	998	$ 30,569
Douglas Emmett, Inc., REIT	1,202	21,383
		$51,952
Real Estate - Storage – 0.4%
Extra Space Storage, Inc., REIT	427	$ 69,729
LXP Industrial Trust, REIT	3,576	33,758
National Storage Affiliates Trust, REIT	1,094	46,112
Prologis, Inc., REIT	2,265	255,809

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage – continued
STAG Industrial, Inc., REIT	2,470	$ 92,082
Terreno Realty Corp., REIT	697	41,785
		$539,275
Restaurants – 0.6%
Aramark	4,914	$ 185,897
Chipotle Mexican Grill, Inc., “A” (a)	1,411	78,692
Darden Restaurants, Inc.	361	57,767
Greggs PLC	2,837	100,307
Pluxee N.V. (a)	1,021	21,290
Sodexo	1,180	102,427
SYSCO Corp.	414	31,029
U.S. Foods Holding Corp. (a)	2,677	165,037
Wingstop, Inc.	355	102,130
		$844,576
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	88	$ 27,327
Akzo Nobel N.V.	308	19,651
Ashland, Inc.	3,125	264,281
Axalta Coating Systems Ltd. (a)	1,527	57,904
Chemours Co.	1,442	26,187
Corteva, Inc.	1,221	74,383
Croda International PLC	1,830	88,027
Dow, Inc.	430	21,233
DuPont de Nemours, Inc.	945	78,426
Linde PLC	2,308	1,052,794
Quaker Chemical Corp.	159	24,101
RPM International, Inc.	381	48,429
Shin-Etsu Chemical Co. Ltd.	1,800	66,624
Sika AG	1,070	297,997
Symrise AG	1,090	131,242
		$2,278,606
Specialty Stores – 2.5%
ACV Auctions, Inc. (a)	1,966	$ 33,992
Amazon.com, Inc. (a)(f)	9,237	1,721,777
AutoZone, Inc. (a)	68	204,612
BJ's Wholesale Club Holdings, Inc. (a)	417	35,332
Burlington Stores, Inc. (a)	301	74,579
Chewy, Inc., “A” (a)	577	15,562
Home Depot, Inc.	130	51,187
Lowe's Cos., Inc.	1,245	325,978
NEXT PLC	156	19,779
O'Reilly Automotive, Inc. (a)	477	550,048
Ross Stores, Inc.	446	62,315
Target Corp.	968	145,239
ZOZO, Inc.	3,000	97,410
Zumiez, Inc. (a)	893	18,396
		$3,356,206

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.3%
Advanced Info Service Public Co. Ltd.	4,500	$ 36,672
Cellnex Telecom S.A.	2,835	103,654
Etihad Etisalat Co.	4,916	67,803
Infrastrutture Wireless Italiane S.p.A.	6,718	75,719
KDDI Corp.	1,300	40,621
Rogers Communications, Inc.	601	21,828
SBA Communications Corp., REIT	208	47,730
SoftBank Group Corp.	800	48,682
		$442,709
Telephone Services – 0.0%
Hellenic Telecommunications Organization S.A.	988	$ 16,303
Tobacco – 0.7%
Altria Group, Inc. (f)	13,815	$ 752,365
British American Tobacco PLC	2,216	77,173
Philip Morris International, Inc.	1,431	189,894
		$1,019,432
Trucking – 0.3%
J.B. Hunt Transport Services, Inc.	283	$ 51,116
Knight-Swift Transportation Holdings, Inc.	1,287	67,027
RXO, Inc. (a)	936	26,386
Saia, Inc. (a)	53	25,896
Schneider National, Inc.	787	22,256
Seino Holdings Co. Ltd.	4,900	79,172
SG Holdings Co. Ltd.	3,100	30,990
XPO, Inc. (a)	702	91,632
Yamato Holdings Co. Ltd.	2,100	22,120
		$416,595
Utilities - Electric Power – 2.1%
Alliant Energy Corp.	1,116	$ 66,960
Black Hills Corp.	710	42,025
CenterPoint Energy, Inc.	1,157	34,166
CLP Holdings Ltd.	3,000	25,489
CMS Energy Corp.	702	48,866
Constellation Energy	42	11,044
Dominion Energy, Inc. (f)	5,428	323,129
DTE Energy Co.	1,638	203,472
Duke Energy Corp. (f)	2,893	333,476
E.ON SE	2,706	36,543
Edison International	3,818	314,603
Iberdrola S.A.	5,499	81,555
NorthWestern Corp.	968	51,749
NRG Energy, Inc.	5,419	489,878
PG&E Corp.	8,721	176,339
Pinnacle West Capital Corp.	443	38,900
Portland General Electric Co.	1,215	57,591
PPL Corp.	578	18,820
Public Service Enterprise Group, Inc.	659	58,921
Sempra Energy	466	38,851
Southern Co.	4,342	395,252

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Vistra Corp.	545	$ 68,103
		$2,915,732
Total Common Stocks (Identified Cost, $62,854,513)		$100,242,429
Bonds – 19.0%
Aerospace & Defense – 0.4%
Boeing Co., 2.196%, 2/04/2026	$65,000	$ 62,598
Boeing Co., 5.15%, 5/01/2030	60,000	59,216
Boeing Co., 5.805%, 5/01/2050	150,000	141,474
General Dynamics Corp., 3.625%, 4/01/2030	96,000	91,472
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	88,000	89,418
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	58,000	58,845
		$503,023
Asset-Backed & Securitized – 0.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.008%, 11/15/2054 (i)	$978,317	$ 42,179
ACREC 2021-FL1 Ltd., “A”, FLR, 6.024% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	78,576	78,371
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	47,010	47,094
BDS 2021-FL7 Ltd., “B”, FLR, 6.374% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	100,000	99,341
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.253%, 7/15/2054 (i)	1,207,871	68,909
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	100,000	99,690
KREF 2018-FT1 Ltd., “A”, FLR, 5.965% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	94,883	94,183
KREF 2018-FT1 Ltd., “AS”, FLR, 6.195% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	100,000	97,878
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	30,385	30,469
MF1 Multi-Family Housing Mortgage Loan Trust, 2024-FL5, “A”, FLR, 6.469% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	100,000	99,846
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	97,649	96,875
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	83,550	84,092
PFP III 2021-8 Ltd., “AS”, FLR, 6.148% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	4,759	4,759
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	33,620	33,783
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	94,602	95,268
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	36,000	36,190
		$1,108,927
Automotive – 0.3%
Cummins, Inc., 5.45%, 2/20/2054	$50,000	$ 50,546
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	200,000	204,376
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	79,000	66,094
Hyundai Capital America, 6.375%, 4/08/2030 (n)	97,000	101,920
		$422,936
Broadcasting – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$170,000	$ 137,742
Walt Disney Co., 3.8%, 5/13/2060	100,000	75,168
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	81,000	70,983
		$283,893
Brokerage & Asset Managers – 0.2%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$53,000	$ 54,337
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	73,000	77,454
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	120,000	117,672

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	$96,000	$ 88,755
		$338,218
Building – 0.1%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$31,000	$ 30,088
Vulcan Materials Co., 3.5%, 6/01/2030	42,000	39,103
Vulcan Materials Co., 4.5%, 6/15/2047	34,000	29,247
		$98,438
Business Services – 0.3%
Fiserv, Inc., 4.4%, 7/01/2049	$134,000	$ 113,394
Mastercard, Inc., 4.35%, 1/15/2032	93,000	90,589
Mastercard, Inc., 3.85%, 3/26/2050	77,000	62,079
Visa, Inc., 2.05%, 4/15/2030	92,000	80,928
Visa, Inc., 2%, 8/15/2050	92,000	52,537
		$399,527
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$151,000	$ 154,217
Comcast Corp., 5.35%, 5/15/2053	118,000	114,370
Videotron Ltd., 3.625%, 6/15/2029 (n)	123,000	114,826
		$383,413
Computer Software – 0.3%
Accenture Capital, Inc., 4.25%, 10/04/2031	$55,000	$ 53,308
Accenture Capital, Inc., 4.5%, 10/04/2034	37,000	35,765
Cisco Systems, Inc., 5.5%, 1/15/2040	53,000	54,826
Microsoft Corp., 2.525%, 6/01/2050	130,000	83,224
Microsoft Corp., 2.5%, 9/15/2050	113,000	71,687
Oracle Corp., 5.55%, 2/06/2053	65,000	63,500
		$362,310
Computer Software - Systems – 0.2%
Apple, Inc., 1.7%, 8/05/2031	$178,000	$ 149,865
Apple, Inc., 2.65%, 5/11/2050	193,000	125,348
		$275,213
Conglomerates – 0.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$87,000	$ 88,802
Regal Rexnord Corp., 6.05%, 4/15/2028	89,000	91,130
Regal Rexnord Corp., 6.3%, 2/15/2030	68,000	70,417
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	111,000	110,484
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	50,000	51,396
		$412,229
Consumer Products – 0.2%
Kenvue, Inc., 5%, 3/22/2030	$112,000	$ 113,802
Kenvue, Inc., 5.1%, 3/22/2043	71,000	70,109
Kenvue, Inc., 5.05%, 3/22/2053	67,000	65,133
Mattel, Inc., 3.75%, 4/01/2029 (n)	94,000	88,444
		$337,488

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.2%
Booking Holdings, Inc., 3.55%, 3/15/2028	$100,000	$ 96,916
Booking Holdings, Inc., 4.625%, 4/13/2030	56,000	55,819
CBRE Group, Inc., 5.95%, 8/15/2034	138,000	144,396
		$297,131
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$96,000	$ 97,202
Electronics – 0.2%
Analog Devices, Inc., 5.05%, 4/01/2034	$118,000	$ 119,406
Broadcom, Inc., 5.05%, 7/12/2029	54,000	54,461
Intel Corp., 5.7%, 2/10/2053	69,000	64,485
Lam Research Corp., 4.875%, 3/15/2049	92,000	86,005
		$324,357
Energy - Independent – 0.4%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$24,000	$ 23,958
Diamondback Energy, Inc., 5.75%, 4/18/2054	100,000	97,133
EQT Corp., 3.625%, 5/15/2031 (n)	44,000	39,372
Occidental Petroleum Corp., 6.125%, 1/01/2031	53,000	54,619
Occidental Petroleum Corp., 4.4%, 4/15/2046	122,000	93,725
Occidental Petroleum Corp., 6.05%, 10/01/2054	37,000	35,859
Pioneer Natural Resources Co., 1.9%, 8/15/2030	102,000	86,856
Pioneer Natural Resources Co., 2.15%, 1/15/2031	72,000	61,725
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	87,000	93,409
		$586,656
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$84,000	$ 71,263
BP Capital Markets America, Inc., 4.812%, 2/13/2033	52,000	50,932
BP Capital Markets America, Inc., 3.001%, 3/17/2052	91,000	59,249
		$181,444
Financial Institutions – 0.2%
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	$97,000	$ 92,888
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	200,000	202,085
		$294,973
Food & Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$180,000	$ 183,684
Bacardi Ltd., 5.15%, 5/15/2038 (n)	214,000	200,457
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034	127,000	121,806
Constellation Brands, Inc., 4.1%, 2/15/2048	149,000	121,052
Diageo Capital PLC, 5.625%, 10/05/2033	205,000	213,726
JBS USA Food Co., 6.5%, 12/01/2052	41,000	42,159
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	73,000	67,066
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	47,000	42,044
Kraft Heinz Foods Co., 4.875%, 10/01/2049	90,000	80,468
Kraft Heinz Foods Co., 5.5%, 6/01/2050	98,000	96,081
Mars, Inc., 4.55%, 4/20/2028 (n)	175,000	174,071
Mars, Inc., 4.75%, 4/20/2033 (n)	130,000	127,735
SYSCO Corp., 4.45%, 3/15/2048	45,000	37,860
		$1,508,209

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.2%
Las Vegas Sands Corp., 5.9%, 6/01/2027	$44,000	$ 44,696
Las Vegas Sands Corp., 6.2%, 8/15/2034	66,000	67,270
Marriott International, Inc., 2.85%, 4/15/2031	83,000	72,947
Marriott International, Inc., 3.5%, 10/15/2032	35,000	31,141
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	47,000	46,104
		$262,158
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	$234,000	$ 144,711
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$115,000	$ 105,146
Corebridge Financial, Inc., 4.35%, 4/05/2042	119,000	101,099
Lincoln National Corp., 5.852%, 3/15/2034	98,000	100,709
MetLife, Inc., 5.3%, 12/15/2034	88,000	88,898
		$395,852
Insurance - Health – 0.4%
Elevance Health, Inc., 5.375%, 6/15/2034	$46,000	$ 46,438
Elevance Health, Inc., 5.65%, 6/15/2054	66,000	65,774
Humana, Inc., 4.95%, 10/01/2044	63,000	55,000
Humana, Inc., 5.5%, 3/15/2053	17,000	15,808
UnitedHealth Group, Inc., 5.3%, 2/15/2030	90,000	92,404
UnitedHealth Group, Inc., 2.3%, 5/15/2031	144,000	123,934
UnitedHealth Group, Inc., 4.625%, 7/15/2035	24,000	23,273
UnitedHealth Group, Inc., 5.5%, 7/15/2044	41,000	41,460
UnitedHealth Group, Inc., 5.875%, 2/15/2053	90,000	94,322
		$558,413
Insurance - Property & Casualty – 0.5%
American International Group, Inc., 5.125%, 3/27/2033	$118,000	$ 117,950
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	83,000	89,936
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	80,000	90,974
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	76,000	68,186
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	32,000	32,431
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	70,000	45,005
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031 (w)	125,000	124,554
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055 (w)	70,000	69,556
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	29,000	29,438
		$668,030
International Market Quasi-Sovereign – 0.3%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$200,000	$ 206,640
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	200,000	167,535
		$374,175
International Market Sovereign – 0.1%
Government of Bermuda, 5%, 7/15/2032 (n)	$200,000	$ 195,000

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 5.5%, 1/12/2029	$101,000	$ 103,311
CNH Industrial N.V., 3.85%, 11/15/2027	147,000	143,922
		$247,233
Major Banks – 3.5%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$86,000	$ 85,146
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	168,000	161,089
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	97,000	100,123
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	229,000	198,585
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035	99,000	97,524
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	150,947
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	250,000	238,501
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)	200,000	195,264
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	150,000	151,584
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	54,000	53,294
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	67,000	65,419
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	132,000	135,376
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	105,000	102,759
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	108,000	110,783
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	295,000	251,693
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	53,000	53,457
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	39,000	38,227
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	188,507
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	200,000	170,682
Morgan Stanley, 3.125%, 7/27/2026	82,000	79,972
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	48,000	48,927
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	100,000	89,470
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	155,000	145,059
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	64,000	64,660
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	250,000	217,527
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	247,863
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	62,000	62,748
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	38,000	39,035
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	165,485
Toronto-Dominion Bank, 4.108%, 6/08/2027	82,000	80,906
Toronto-Dominion Bank, 4.693%, 9/15/2027	117,000	116,816
UBS Group AG, 5.617%, 9/13/2030 (n)	200,000	204,219
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	200,000	149,045
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	341,252
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	50,000	49,798
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	99,000	101,099
		$4,752,841
Medical & Health Technology & Services – 0.6%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$ 192,532
HCA, Inc., 5.45%, 9/15/2034	119,000	118,155
ICON Investments Six DAC, 5.809%, 5/08/2027	200,000	203,977
IQVIA, Inc., 6.25%, 2/01/2029	84,000	87,474
Marin General Hospital, 7.242%, 8/01/2045	59,000	68,625
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	131,000	133,117
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	57,000	41,328
		$845,208

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$107,000	$ 67,419
Stryker Corp., 4.625%, 9/11/2034	91,000	88,023
		$155,442
Metals & Mining – 0.0%
Vale Overseas Ltd., 6.4%, 6/28/2054	$65,000	$ 65,296
Midstream – 0.8%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$22,000	$ 22,354
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	38,000	40,370
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	117,000	125,772
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	55,000	53,744
Enbridge, Inc., 5.7%, 3/08/2033	54,000	55,375
Enbridge, Inc., 5.95%, 4/05/2054	57,000	58,302
Energy Transfer LP, 4%, 10/01/2027	77,000	75,399
Energy Transfer LP, 5.95%, 5/15/2054	56,000	55,160
Enterprise Products Operating LLC, 4.85%, 1/31/2034	142,000	139,301
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	106,123	100,583
Plains All American Pipeline LP, 4.65%, 10/15/2025	39,000	38,939
Plains All American Pipeline LP, 3.55%, 12/15/2029	146,000	136,022
Targa Resources Corp., 4.95%, 4/15/2052	138,000	120,100
		$1,021,421
Municipals – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$60,000	$ 51,241
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	160,000	131,263
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	100,000	103,102
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	95,000	81,873
		$367,479
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$102,000	$ 97,267
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	81,000	79,433
		$176,700
Other Banks & Diversified Financials – 0.5%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$200,000	$ 210,255
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	200,000	220,617
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028	97,000	95,888
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	37,000	39,831
Macquarie Group Ltd., 5.887%, 6/15/2034 (n)	53,000	55,153
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	76,000	81,472
Truist Financial Corp., 5.153% to 8/05/2031, FLR (SOFR - 1 day + 1.571%) to 8/05/2032	39,000	38,714
		$741,930
Pharmaceuticals – 0.6%
AbbVie, Inc., 5.35%, 3/15/2044	$90,000	$ 90,270
AbbVie, Inc., 5.4%, 3/15/2054	67,000	67,507
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	49,000	49,854
Bristol-Myers Squibb Co., 5.55%, 2/22/2054	28,000	28,323
Eli Lilly & Co., 4.7%, 2/09/2034	146,000	143,941
Merck & Co., Inc., 2.75%, 12/10/2051	58,000	36,804
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	30,000	29,356

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Pfizer, Inc., 2.55%, 5/28/2040	$58,000	$ 41,414
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	142,000	146,090
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	140,000	145,607
		$779,166
Pollution Control – 0.1%
Waste Management, Inc., 4.625%, 2/15/2033	$130,000	$ 127,972
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$124,000	$ 128,605
Railroad & Shipping – 0.2%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$116,000	$ 113,957
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	41,000	41,918
Canadian Pacific Railway Co., 3.1%, 12/02/2051	80,000	54,174
		$210,049
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$81,000	$ 79,485
Boston Properties LP, REIT, 2.75%, 10/01/2026	55,000	52,717
Corporate Office Property LP, REIT, 2%, 1/15/2029	100,000	87,722
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	65,000	55,540
		$275,464
Real Estate - Other – 0.2%
EPR Properties, REIT, 3.6%, 11/15/2031	$86,000	$ 75,822
Prologis LP, REIT, 5.125%, 1/15/2034	127,000	127,227
		$203,049
Real Estate - Retail – 0.3%
NNN REIT, Inc., 5.6%, 10/15/2033	$85,000	$ 86,720
Realty Income Corp., REIT, 5.375%, 9/01/2054	133,000	129,514
STORE Capital Corp., REIT, 4.625%, 3/15/2029	23,000	22,095
STORE Capital Corp., REIT, 2.75%, 11/18/2030	133,000	113,716
		$352,045
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$105,000	$ 78,207
Amazon.com, Inc., 3.6%, 4/13/2032	102,000	95,397
Home Depot, Inc., 4.85%, 6/25/2031	27,000	27,155
Home Depot, Inc., 3.9%, 6/15/2047	114,000	92,310
		$293,069
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$69,000	$ 66,709
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	30,000	27,476
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	35,000	29,976
International Flavors & Fragrances, Inc., 5%, 9/26/2048	87,000	77,349
		$201,510
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$111,000	$ 81,504

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.1%
Kroger Co., 5%, 9/15/2034	$70,000	$ 68,853
Kroger Co., 5.5%, 9/15/2054	38,000	36,902
		$105,755
Telecommunications - Wireless – 0.5%
American Tower Corp., 5.2%, 2/15/2029	$70,000	$ 70,793
American Tower Corp., 5.45%, 2/15/2034	63,000	63,824
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	75,000	73,641
Rogers Communications, Inc., 4.5%, 3/15/2042	95,000	82,068
T-Mobile USA, Inc., 3.5%, 4/15/2025	119,000	118,214
T-Mobile USA, Inc., 5.05%, 7/15/2033	79,000	78,658
Vodafone Group PLC, 5.625%, 2/10/2053	148,000	144,229
		$631,427
Tobacco – 0.2%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$77,000	$ 81,255
Philip Morris International, Inc., 5.625%, 11/17/2029	63,000	65,348
Philip Morris International, Inc., 5.125%, 2/15/2030	91,000	92,121
		$238,724
Transportation - Services – 0.1%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$133,000	$ 139,061
U.S. Treasury Obligations – 0.3%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)	$35,000	$ 25,785
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)	28,000	25,534
U.S. Treasury Bonds, 4.375%, 8/15/2043 (f)	67,000	65,338
U.S. Treasury Bonds, 4.75%, 11/15/2043 (f)	37,000	37,873
U.S. Treasury Bonds, 4.5%, 2/15/2044 (f)	109,000	107,808
U.S. Treasury Bonds, 4.625%, 5/15/2044 (f)	51,000	51,255
U.S. Treasury Bonds, 4.125%, 8/15/2044 (f)	145,000	136,164
		$449,757
Utilities - Electric Power – 1.8%
AEP Transmission Co. LLC, 5.4%, 3/15/2053	$77,000	$ 76,470
Alabama Power Co., 3.45%, 10/01/2049	177,000	129,520
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	35,000	35,195
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	95,000	81,225
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	40,000	38,947
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	21,000	18,047
DTE Energy Co., 4.95%, 7/01/2027	73,000	73,403
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	171,000	149,758
Duke Energy Florida LLC, 6.2%, 11/15/2053	63,000	69,103
Enel Finance International N.V., 2.5%, 7/12/2031 (n)	200,000	169,512
Eversource Energy, 5.5%, 1/01/2034	79,000	79,555
FirstEnergy Corp., 2.65%, 3/01/2030	162,000	143,877
Florida Power & Light Co., 3.95%, 3/01/2048	170,000	138,522
Georgia Power Co., 4.7%, 5/15/2032	162,000	160,367
Georgia Power Co., 5.125%, 5/15/2052	86,000	82,578
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	107,000	91,375
MidAmerican Energy Co., 5.85%, 9/15/2054	102,000	108,030
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	54,000	54,387
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	102,000	85,971

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 6.1%, 1/15/2029	$51,000	$ 52,955
Pacific Gas & Electric Co., 2.5%, 2/01/2031	123,000	105,517
Pacific Gas & Electric Co., 4%, 12/01/2046	75,000	57,176
PPL Electric Utilities Corp., 4.85%, 2/15/2034	80,000	79,225
Southern California Edison Co., 4.5%, 9/01/2040	50,000	44,800
Southern California Edison Co., 3.65%, 2/01/2050	18,000	13,407
WEC Energy Group, Inc., 4.75%, 1/09/2026	163,000	163,116
Xcel Energy, Inc., 4.6%, 6/01/2032	81,000	77,751
Xcel Energy, Inc., 5.5%, 3/15/2034	26,000	26,220
		$2,406,009
Total Bonds (Identified Cost, $26,727,595)		$25,810,642
Preferred Stocks – 0.0%
Aerospace & Defense – 0.0%
Boeing Co. (a) (Identified Cost, $24,150)	483	$ 25,952
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	149	$ 0
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)	$ 2.57	11/23/27	1,246	$ 0
Total Warrants (Identified Cost, $12)				$0

Investment Companies (h) – 5.4%
Money Market Funds – 5.4%
MFS Institutional Money Market Portfolio, 4.87% (v) (Identified Cost, $7,317,286)	7,317,012	$ 7,317,744
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Euro Stoxx 50 Index – March 2025 @ EUR 3,400	Put	Goldman Sachs International	$ 1,627,889	31	$ 4,957
Standard & Poor's 500 Index – December 2024 @ $3,600	Put	Merrill Lynch International	1,711,611	3	1,260
Standard & Poor's 500 Index – February 2025 @ $4,850	Put	Merrill Lynch International	7,987,518	14	58,030
Standard & Poor's 500 Index – June 2025 @ $3,500	Put	Merrill Lynch International	1,711,611	3	5,790
Standard & Poor's 500 Index – December 2025 @ $3,400	Put	Merrill Lynch International	1,711,611	3	9,480
Standard & Poor's 500 Index – December 2025 @ $4,250	Put	Merrill Lynch International	1,711,611	3	22,440
Total Purchased Options (Premiums Paid, $381,779)					$101,957

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.8% (j) (Identified Cost, $101,496)	101,496	$ 101,496
Written Options (see table below) – (0.0)%
(Premiums Received, $77,907)		$(24,500)
Other Assets, Less Liabilities – 1.4%		1,964,680
Net Assets – 100.0%		$135,540,400
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,317,744 and $126,282,476, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,011,359, representing 5.2% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
ZAR	South African Rand
Derivative Contracts at 10/31/24
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Standard & Poor's 500 Index	Put	Merrill Lynch International	(14)	$(7,987,518)	$4,100	February – 2025	$(24,500)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,743,000	USD	1,802,204	Merrill Lynch International	11/21/2024	$3,312
USD	3,999,683	AUD	5,945,000	HSBC Bank	11/21/2024	86,527
USD	163,304	BRL	909,113	Merrill Lynch International	12/20/2024	6,892
USD	1,883,838	CAD	2,604,431	HSBC Bank	11/21/2024	12,283
USD	925,624	CHF	781,000	Morgan Stanley Capital Services, Inc.	11/21/2024	19,490
USD	8,297,556	CHF	7,125,619	State Street Bank Corp.	11/21/2024	30,254
USD	951,452	DKK	6,422,287	HSBC Bank	11/21/2024	14,106
USD	5,471,891	EUR	4,900,000	JPMorgan Chase Bank N.A.	11/21/2024	138,057
USD	11,872,677	EUR	10,751,334	UBS AG	11/21/2024	169,445
USD	77,458	GBP	58,000	Citibank N.A.	11/21/2024	2,672
USD	1,307,081	GBP	997,000	HSBC Bank	11/21/2024	21,532
USD	997,582	HKD	7,750,902	Morgan Stanley Capital Services, Inc.	11/21/2024	187
USD	81,593	HKD	634,000	State Street Bank Corp.	11/21/2024	9
USD	77,370	IDR	1,212,682,000	Citibank N.A.	11/21/2024	141
USD	120,149	ILS	439,381	Deutsche Bank AG	11/21/2024	2,464
USD	723,027	JPY	103,805,000	JPMorgan Chase Bank N.A.	11/21/2024	38,333
USD	5,252,663	JPY	757,196,292	Morgan Stanley Capital Services, Inc.	11/21/2024	258,226
USD	5,251,880	JPY	757,196,292	State Street Bank Corp.	11/21/2024	257,442
USD	362,908	KRW	489,025,800	Citibank N.A.	11/21/2024	8,311
USD	118,606	MXN	2,241,897	Morgan Stanley Capital Services, Inc.	11/21/2024	6,907
USD	163,632	NOK	1,731,000	JPMorgan Chase Bank N.A.	11/21/2024	6,252
USD	3,964,106	NZD	6,450,000	HSBC Bank	11/21/2024	108,507
USD	677,786	NZD	1,122,841	State Street Bank Corp.	11/21/2024	6,589
USD	393,937	SEK	4,015,000	HSBC Bank	11/21/2024	16,788
USD	411,560	SGD	539,841	State Street Bank Corp.	11/21/2024	2,423
USD	627,199	TWD	19,875,323	Citibank N.A.	11/21/2024	5,828
						$1,222,977
Liability Derivatives
AUD	2,318,577	USD	1,552,275	JPMorgan Chase Bank N.A.	11/21/2024	$(26,125)
CAD	2,107,000	USD	1,563,518	HSBC Bank	11/21/2024	(49,419)
CHF	564,000	USD	668,651	HSBC Bank	11/21/2024	(14,286)
EUR	3,237,000	USD	3,612,566	HSBC Bank	11/21/2024	(88,970)
GBP	1,082,000	USD	1,404,352	JPMorgan Chase Bank N.A.	11/21/2024	(9,202)
GBP	294,205	USD	379,679	UBS AG	11/21/2024	(326)
JPY	638,463,000	USD	4,420,506	HSBC Bank	11/21/2024	(209,229)
NOK	45,481,893	USD	4,241,599	HSBC Bank	11/21/2024	(106,468)
NOK	8,738,000	USD	795,913	Merrill Lynch International	11/21/2024	(1,469)
NZD	8,023,000	USD	5,058,712	HSBC Bank	11/21/2024	(262,826)

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SEK	35,958,068	USD	3,438,997	HSBC Bank	11/21/2024	$(61,273)
USD	539,817	EUR	496,000	JPMorgan Chase Bank N.A.	11/21/2024	(97)
USD	178,860	HKD	1,390,000	HSBC Bank	11/21/2024	(6)
USD	596,415	INR	50,231,252	Barclays Bank PLC	11/21/2024	(582)
USD	5,271,464	JPY	803,515,000	Morgan Stanley Capital Services, Inc.	11/21/2024	(28,490)
USD	4,519,438	NZD	7,573,000	Morgan Stanley Capital Services, Inc.	11/21/2024	(7,454)
USD	92,772	THB	3,204,240	Barclays Bank PLC	11/21/2024	(2,080)
USD	115,356	ZAR	2,078,796	Deutsche Bank AG	11/21/2024	(2,381)
						$(870,683)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Short	EUR	46	$3,698,269	November – 2024	$100,149
FTSE 100 Index	Short	GBP	51	5,347,066	December – 2024	137,266
FTSE MIB Index	Long	EUR	12	2,232,539	December – 2024	49,921
FTSE Taiwan Index	Short	USD	25	1,892,250	November – 2024	78,078
FTSE/JSE Top 40 Index	Short	ZAR	6	266,742	December – 2024	6,140
KOSPI 200 Index	Short	KRW	35	2,154,175	December – 2024	31,809
Mini Ibovespa	Short	BRL	334	1,517,684	December – 2024	6,560
OMX 30 Index	Short	SEK	46	1,100,138	November – 2024	17,218
S&P/ASX 200 Index	Short	AUD	34	4,556,031	December – 2024	30,870
S&P/TSX 60 Index	Long	CAD	20	4,157,863	December – 2024	68,538
						$526,549
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	15	$1,104,074	December – 2024	$57,125
Euro-Bund 10 yr	Short	EUR	20	2,867,309	December – 2024	68,266
U.S. Treasury Note 10 yr	Short	USD	84	9,279,375	December – 2024	25,799
U.S. Treasury Ultra Note 10 yr	Short	USD	2	227,500	December – 2024	9,357
						$160,547
						$687,096
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	1,118	$3,370,682	December – 2024	$(38,326)
DAX Index	Long	EUR	1	522,018	December – 2024	(6,210)
Hang Seng Index	Long	HKD	17	2,224,267	November – 2024	(29,168)
IBEX 35 Index	Long	EUR	36	4,570,882	November – 2024	(39,850)
Mexbol Index	Long	MXN	178	4,527,504	December – 2024	(258,158)
MSCI Singapore Index	Long	SGD	144	3,687,137	November – 2024	(123,718)
NSE IFSC NIFTY 50 Index	Short	USD	29	1,414,823	November – 2024	(2,253)
Russell 2000 Index	Short	USD	123	13,582,890	December – 2024	(10,434)
S&P 500 Index	Short	USD	112	32,135,600	December – 2024	(232,710)
S&P MidCap 400 Index	Short	USD	35	10,897,600	December – 2024	(166,317)
Topix Index	Short	JPY	21	3,658,523	December – 2024	(14,216)
						$(921,360)

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	6	$525,687	December – 2024	$(32)
Japan Government Bond 10 yr	Long	JPY	3	2,846,979	December – 2024	(622)
Long Gilt 10 yr	Long	GBP	35	4,244,096	December – 2024	(204,942)
U.S. Treasury Note 2 yr	Long	USD	10	2,059,453	December – 2024	(18,631)
						$(224,227)
						$(1,145,587)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
12/18/34	USD	9,600,000	centrally cleared	Daily SOFR / Annually	3.129% / Annually	$507,986	$(7,294)	$500,692
12/18/54	USD	4,400,000	centrally cleared	Daily SOFR / Annually	3.116% / Annually	422,999	(14,883)	408,116
						$930,985	$(22,177)	$908,808
Liability Derivatives
Interest Rate Swaps
12/18/26	USD	41,900,000	centrally cleared	3.083% / Annually	Daily SOFR / Annually	$(627,828)	$(1,781)	$(629,609)
12/18/29	USD	17,600,000	centrally cleared	3.010% / Annually	Daily SOFR / Annually	(588,872)	(1,249)	(590,121)
						$(1,216,700)	$(3,030)	$(1,219,730)
At October 31, 2024, the fund had cash collateral of $548,428 and other liquid securities with an aggregate value of $15,285,655 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/24 Assets
Investments in unaffiliated issuers, at value, including $368,182 of securities on loan (identified cost, $90,089,545)	$126,282,476
Investments in affiliated issuers, at value (identified cost, $7,317,286)	7,317,744
Cash	20,260
Foreign currency, at value (identified cost, $127)	127
Deposits with brokers for
Futures contracts	548,319
Securities sold short	109
Receivables for
Forward foreign currency exchange contracts	1,222,977
Net daily variation margin on open futures contracts	1,034,605
Investments sold	776,254
Fund shares sold	173,537
Interest and dividends	452,454
Receivable from investment adviser	44,279
Other assets	407
Total assets	$137,873,548
Liabilities
Payables for
Net daily variation margin on open cleared swap agreements	$28,492
Forward foreign currency exchange contracts	870,683
Investments purchased	745,565
When-issued investments purchased	194,566
Fund shares reacquired	132,745
Collateral for securities loaned, at value (c)	101,496
Written options (premiums received, $77,907)	24,500
Payable to affiliates
Administrative services fee	163
Shareholder servicing costs	40,101
Distribution and service fees	521
Payable for independent Trustees' compensation	12
Deferred foreign capital gains tax expense payable	40,755
Accrued expenses and other liabilities	153,549
Total liabilities	$2,333,148
Net assets	$135,540,400
Net assets consist of
Paid-in capital	$132,846,740
Total distributable earnings (loss)	2,693,660
Net assets	$135,540,400
Shares of beneficial interest outstanding	10,361,296
(c)	Non-cash collateral is not included.

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Statement of Assets and Liabilities - continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$28,167,313	2,166,773	$13.00
Class B	394,329	31,370	12.57
Class C	1,356,533	107,562	12.61
Class I	91,222,189	6,959,486	13.11
Class R1	141,298	11,408	12.39
Class R2	680,816	53,039	12.84
Class R3	882,679	67,676	13.04
Class R4	128,909	9,807	13.14
Class R6	12,566,334	954,175	13.17
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.79 [100 / 94.25 x $13.00]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/24 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,874,059
Interest	1,319,436
Dividends from affiliated issuers	344,975
Other	208,036
Income on securities loaned	3,440
Foreign taxes withheld	(84,149)
Total investment income	$3,665,797
Expenses
Management fee	$1,105,397
Distribution and service fees	97,919
Shareholder servicing costs	139,226
Administrative services fee	30,032
Independent Trustees' compensation	4,487
Custodian fee	81,728
Shareholder communications	25,866
Audit and tax fees	109,898
Legal fees	688
Dividend and interest expense on securities sold short	156
Interest expense and fees	61,761
Registration fees	149,072
Miscellaneous	92,116
Total expenses	$1,898,346
Fees paid indirectly	(1,446)
Reduction of expenses by investment adviser and distributor	(303,399)
Net expenses	$1,593,501
Net investment income (loss)	$2,072,296
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $3,947 foreign capital gains tax)	$14,883,313
Affiliated issuers	477
Futures contracts	(9,175,950)
Swap agreements	204,240
Securities sold short	3,705
Forward foreign currency exchange contracts	240,181
Foreign currency	(207,688)
Net realized gain (loss)	$5,948,278
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $40,073 increase in deferred foreign capital gains tax)	$16,123,494
Affiliated issuers	(62)
Written options	53,407
Futures contracts	(4,896,481)
Swap agreements	(834,949)
Securities sold short	(6,215)
Forward foreign currency exchange contracts	(805,813)
Translation of assets and liabilities in foreign currencies	27,671
Net unrealized gain (loss)	$9,661,052
Net realized and unrealized gain (loss)	$15,609,330
Change in net assets from operations	$17,681,626
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/24	10/31/23
Change in net assets
From operations
Net investment income (loss)	$2,072,296	$1,777,655
Net realized gain (loss)	5,948,278	1,524,118
Net unrealized gain (loss)	9,661,052	7,223,561
Change in net assets from operations	$17,681,626	$10,525,334
Total distributions to shareholders	$(1,601,043)	$(860,466)
Change in net assets from fund share transactions	$(18,672,772)	$(26,414,259)
Total change in net assets	$(2,592,189)	$(16,749,391)
Net assets
At beginning of period	138,132,589	154,881,980
At end of period	$135,540,400	$138,132,589
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$11.58	$10.86	$11.82	$10.99	$10.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.12	$0.06	$0.05	$0.07
Net realized and unrealized gain (loss)	1.36	0.64	(0.98)	0.83	0.22
Total from investment operations	$1.53	$0.76	$(0.92)	$0.88	$0.29
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.04)	$(0.04)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$13.00	$11.58	$10.86	$11.82	$10.99
Total return (%) (r)(s)(t)(x)	13.33	6.99	(7.79)	7.98	2.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	1.57	1.46	1.43	1.47
Expenses after expense reductions (f)	1.34	1.37	1.30	1.30	1.32
Net investment income (loss)	1.32	1.03	0.53	0.40	0.65
Portfolio turnover rate	38	44	58	44	57
Net assets at end of period (000 omitted)	$28,167	$25,608	$25,783	$31,120	$29,453
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.30	1.30	1.30	1.30	1.30

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class B	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$11.17	$10.53	$11.49	$10.73	$10.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.03	$(0.03)	$(0.04)	$(0.01)
Net realized and unrealized gain (loss)	1.33	0.61	(0.93)	0.80	0.21
Total from investment operations	$1.40	$0.64	$(0.96)	$0.76	$0.20
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.01)
Net asset value, end of period (x)	$12.57	$11.17	$10.53	$11.49	$10.73
Total return (%) (r)(s)(t)(x)	12.53	6.08	(8.36)	7.08	1.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.31	2.31	2.21	2.18	2.22
Expenses after expense reductions (f)	2.10	2.12	2.05	2.05	2.08
Net investment income (loss)	0.58	0.28	(0.24)	(0.36)	(0.09)
Portfolio turnover rate	38	44	58	44	57
Net assets at end of period (000 omitted)	$394	$893	$1,693	$3,129	$4,035
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.05	2.05	2.05	2.05	2.05
Class C	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$11.21	$10.56	$11.53	$10.77	$10.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.03	$(0.03)	$(0.04)	$(0.01)
Net realized and unrealized gain (loss)	1.33	0.62	(0.94)	0.80	0.21
Total from investment operations	$1.40	$0.65	$(0.97)	$0.76	$0.20
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.00)(w)
Net asset value, end of period (x)	$12.61	$11.21	$10.56	$11.53	$10.77
Total return (%) (r)(s)(t)(x)	12.49	6.16	(8.41)	7.06	1.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.31	2.31	2.21	2.18	2.22
Expenses after expense reductions (f)	2.10	2.12	2.05	2.05	2.08
Net investment income (loss)	0.56	0.27	(0.24)	(0.36)	(0.08)
Portfolio turnover rate	38	44	58	44	57
Net assets at end of period (000 omitted)	$1,357	$1,761	$3,725	$5,966	$8,396
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.05	2.05	2.05	2.05	2.05

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class I	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$11.67	$10.95	$11.91	$11.08	$10.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.15	$0.09	$0.08	$0.10
Net realized and unrealized gain (loss)	1.38	0.64	(0.98)	0.82	0.22
Total from investment operations	$1.58	$0.79	$(0.89)	$0.90	$0.32
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.07)	$(0.07)	$(0.07)	$(0.13)
Net asset value, end of period (x)	$13.11	$11.67	$10.95	$11.91	$11.08
Total return (%) (r)(s)(t)(x)	13.64	7.21	(7.51)	8.19	2.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	1.32	1.21	1.18	1.22
Expenses after expense reductions (f)	1.09	1.12	1.05	1.05	1.07
Net investment income (loss)	1.57	1.27	0.79	0.66	0.90
Portfolio turnover rate	38	44	58	44	57
Net assets at end of period (000 omitted)	$91,222	$80,226	$94,555	$112,743	$108,871
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.05	1.05	1.05	1.05	1.05
Class R1	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$11.05	$10.41	$11.36	$10.61	$10.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.03	$(0.02)	$(0.04)	$(0.01)
Net realized and unrealized gain (loss)	1.31	0.61	(0.93)	0.79	0.22
Total from investment operations	$1.38	$0.64	$(0.95)	$0.75	$0.21
Less distributions declared to shareholders
From net investment income	$(0.04)	$—	$—	$—	$(0.03)
Net asset value, end of period (x)	$12.39	$11.05	$10.41	$11.36	$10.61
Total return (%) (r)(s)(t)(x)	12.50	6.15	(8.36)	7.07	1.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.32	2.32	2.21	2.18	2.22
Expenses after expense reductions (f)	2.09	2.12	2.05	2.05	2.07
Net investment income (loss)	0.57	0.29	(0.21)	(0.35)	(0.09)
Portfolio turnover rate	38	44	58	44	57
Net assets at end of period (000 omitted)	$141	$125	$111	$122	$113
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.05	2.05	2.05	2.05	2.05

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class R2	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$11.44	$10.73	$11.69	$10.86	$10.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.09	$0.03	$0.02	$0.04
Net realized and unrealized gain (loss)	1.36	0.63	(0.97)	0.81	0.22
Total from investment operations	$1.49	$0.72	$(0.94)	$0.83	$0.26
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.01)	$(0.02)	$—	$(0.07)
Net asset value, end of period (x)	$12.84	$11.44	$10.73	$11.69	$10.86
Total return (%) (r)(s)(t)(x)	13.13	6.69	(8.02)	7.64	2.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	1.82	1.71	1.68	1.72
Expenses after expense reductions (f)	1.59	1.62	1.55	1.55	1.58
Net investment income (loss)	1.06	0.79	0.28	0.13	0.41
Portfolio turnover rate	38	44	58	44	57
Net assets at end of period (000 omitted)	$681	$406	$499	$611	$498
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.55	1.55	1.55	1.55	1.55
Class R3	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$11.62	$10.88	$11.83	$11.00	$10.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.12	$0.06	$0.05	$0.07
Net realized and unrealized gain (loss)	1.36	0.64	(0.97)	0.82	0.22
Total from investment operations	$1.53	$0.76	$(0.91)	$0.87	$0.29
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.02)	$(0.04)	$(0.04)	$(0.10)
Net asset value, end of period (x)	$13.04	$11.62	$10.88	$11.83	$11.00
Total return (%) (r)(s)(t)(x)	13.28	6.98	(7.71)	7.92	2.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	1.57	1.46	1.43	1.47
Expenses after expense reductions (f)	1.35	1.37	1.30	1.30	1.32
Net investment income (loss)	1.33	1.03	0.54	0.40	0.69
Portfolio turnover rate	38	44	58	44	57
Net assets at end of period (000 omitted)	$883	$931	$854	$1,593	$1,432
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.30	1.30	1.30	1.30	1.30

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class R4	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$11.69	$10.98	$11.94	$11.11	$10.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.13	$0.11	$0.07	$0.09
Net realized and unrealized gain (loss)	1.38	0.65	(1.00)	0.84	0.23
Total from investment operations	$1.58	$0.78	$(0.89)	$0.91	$0.32
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.07)	$(0.07)	$(0.08)	$(0.12)
Net asset value, end of period (x)	$13.14	$11.69	$10.98	$11.94	$11.11
Total return (%) (r)(s)(t)(x)	13.60	7.16	(7.49)	8.20	2.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	1.31	1.24	1.18	1.23
Expenses after expense reductions (f)	1.10	1.12	1.05	1.05	1.08
Net investment income (loss)	1.56	1.17	0.94	0.64	0.81
Portfolio turnover rate	38	44	58	44	57
Net assets at end of period (000 omitted)	$129	$145	$554	$57	$58
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.05	1.05	1.05	1.05	1.05
Class R6	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$11.73	$11.01	$11.97	$11.13	$10.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.16	$0.10	$0.08	$0.11
Net realized and unrealized gain (loss)	1.39	0.64	(0.98)	0.84	0.21
Total from investment operations	$1.59	$0.80	$(0.88)	$0.92	$0.32
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.08)	$(0.08)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$13.17	$11.73	$11.01	$11.97	$11.13
Total return (%) (r)(s)(t)(x)	13.68	7.28	(7.38)	8.35	2.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	1.23	1.11	1.08	1.13
Expenses after expense reductions (f)	1.00	1.03	0.95	0.95	0.99
Net investment income (loss)	1.58	1.38	0.87	0.71	1.04
Portfolio turnover rate	38	44	58	44	57
Net assets at end of period (000 omitted)	$12,566	$28,036	$27,108	$35,052	$20,383
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.95	0.96	0.95	0.95	0.96

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Global Alternative Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$68,659,243	$71,773	$—	$68,731,016
Japan	—	5,225,037	—	5,225,037
France	1,071,971	3,943,336	—	5,015,307
United Kingdom	1,057,943	2,260,187	—	3,318,130
Canada	2,760,523	0	—	2,760,523
Switzerland	1,816,715	854,113	—	2,670,828
Germany	2,138,828	427,058	—	2,565,886
Taiwan	932,867	523,707	—	1,456,574
Spain	356,860	835,787	—	1,192,647
Other Countries	3,257,925	4,176,465	—	7,434,390
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	449,757	—	449,757
Non - U.S. Sovereign Debt	—	569,175	—	569,175
Municipal Bonds	—	367,479	—	367,479
U.S. Corporate Bonds	—	17,522,187	—	17,522,187
Residential Mortgage-Backed Securities	—	375,925	—	375,925
Commercial Mortgage-Backed Securities	—	115,847	—	115,847
Asset-Backed Securities (including CDOs)	—	617,155	—	617,155
Foreign Bonds	—	5,793,117	—	5,793,117
Mutual Funds	7,419,240	—	—	7,419,240
Total	$89,472,115	$44,128,105	$—	$133,600,220
Other Financial Instruments
Futures Contracts – Assets	$313,723	$373,373	$—	$687,096
Futures Contracts – Liabilities	(894,099)	(251,488)	—	(1,145,587)
Forward Foreign Currency Exchange Contracts – Assets	—	1,222,977	—	1,222,977
Forward Foreign Currency Exchange Contracts – Liabilities	—	(870,683)	—	(870,683)
Swap Agreements – Assets	—	908,808	—	908,808
Swap Agreements – Liabilities	—	(1,219,730)	—	(1,219,730)
Written Options - Liabilities	(24,500)	—	—	(24,500)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets, asset classes, and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets, asset classes, or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Written Option Contracts	$—	$(24,500)
Equity	Purchased Option Contracts	101,957	—
Equity	Futures Contracts	526,549	(921,360)
Interest Rate	Futures Contracts	160,547	(224,227)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,222,977	(870,683)
Interest Rate	Cleared Swap Agreements	908,808	(1,219,730)
Total		$2,920,838	$(3,260,500)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(194,970)	$204,240	$—	$—
Foreign Exchange	—	—	240,181	—
Equity	(8,980,980)	—	—	2
Total	$(9,175,950)	$204,240	$240,181	$2
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$337,847	$(834,949)	$—	$—	$—
Foreign Exchange	—	—	(805,813)	—	—
Equity	(5,234,328)	—	—	(272,414)	53,407
Total	$(4,896,481)	$(834,949)	$(805,813)	$(272,414)	$53,407
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of October 31, 2024:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$1,034,605	$—
Cleared Swap Agreements (a)	—	(28,492)
Forward Foreign Currency Exchange Contracts	1,222,977	(870,683)
Purchased Options (a)	101,957	—
Written Options	—	(24,500)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$2,359,539	$(923,675)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	1,857,510	(845,795)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$502,029	$(77,880)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements.  This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at October 31, 2024:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Citibank N.A.	$16,952	$—	$—	$—	$16,952
Deutsche Bank AG	2,464	(2,381)	—	—	83
Goldman Sachs International	4,957	—	—	—	4,957
JPMorgan Chase Bank N.A.	182,642	(35,424)	—	—	147,218
Merrill Lynch International	10,204	(1,469)	—	—	8,735
Morgan Stanley Capital Services, Inc.	284,810	(35,944)	—	(216,000)	32,866
Total	$502,029	$(75,218)	$—	$(216,000)	$210,811
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at October 31, 2024:

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(2,662)	$—	$—	$—	$(2,662)
Deutsche Bank AG	(2,381)	2,381	—	—	—
JPMorgan Chase Bank N.A.	(35,424)	35,424	—	—	—
Merrill Lynch International	(1,469)	1,469	—	—	—
Morgan Stanley Capital Services, Inc.	(35,944)	35,944	—	—	—
Total	$(77,880)	$75,218	$—	$—	$(2,662)
(b) The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and,where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the year ended October 31, 2024, this expense amounted to $156. At October 31, 2024, the fund had no short sales outstanding.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $368,182.  The fair value of the fund's investment securities on loan and a related liability of $101,496 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $286,024 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended October 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 10/31/24	Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$1,601,043	$860,466
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/24
Cost of investments	$99,146,358
Gross appreciation	39,000,524
Gross depreciation	(4,988,281)
Net unrealized appreciation (depreciation)	$34,012,243
Undistributed ordinary income	2,085,687
Capital loss carryforwards	(33,351,339)
Other temporary differences	(52,931)
Total distributable earnings (loss)	$2,693,660

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
As of October 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(33,351,339)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 10/31/24	Year ended 10/31/23
Class A	$262,417	$88,454
Class I	976,073	574,115
Class R1	427	—
Class R2	4,861	353
Class R3	9,033	1,371
Class R4	1,592	3,708
Class R6	346,640	192,465
Total	$1,601,043	$860,466
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2026. For the year ended October 31, 2024, this management fee reduction amounted to $18,083, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.97%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2026. For the year ended October 31, 2024, this reduction amounted to $285,276, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,781 for the year ended October 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 70,196
Class B	0.75%	0.25%	1.00%	1.00%	5,787
Class C	0.75%	0.25%	1.00%	1.00%	14,816
Class R1	0.75%	0.25%	1.00%	1.00%	1,365
Class R2	0.25%	0.25%	0.50%	0.50%	3,295
Class R3	—	0.25%	0.25%	0.25%	2,460
Total Distribution and Service Fees					$97,919
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended October 31, 2024, this rebate amounted to $40 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2024, were as follows:
Amount
Class A	$—
Class B	875
Class C	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2024, the fee was $11,489, which equated to 0.0083% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $127,737.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.0217% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
08/19/2024	Redemption	Class A	1	$16
08/19/2024	Redemption	Class C	1	14
08/19/2024	Redemption	Class I	3	44
During the year ended October 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $22,589 and $13,748, respectively. The sales transactions resulted in net realized gains (losses) of $3,156.
(4)  Portfolio Securities
For the year ended October 31, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase, short sales, and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,746,467	$3,477,773
Non-U.S. Government securities	48,130,242	77,515,696
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 10/31/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	364,104	$4,471,006	361,017	$4,149,666
Class B	2,549	31,307	4,765	53,046
Class C	13,876	171,138	8,467	94,091
Class I	1,884,937	23,852,003	1,603,020	18,417,631
Class R1	221	2,650	874	9,652
Class R2	21,054	252,169	1,062	11,986
Class R3	10,701	135,213	14,584	167,842
Class R4	92	1,193	—	—
Class R6	449,995	5,824,751	250,792	2,881,122
	2,747,529	$34,741,430	2,244,581	$25,785,036
Shares issued to shareholders in reinvestment of distributions
Class A	20,725	$247,658	7,202	$80,587
Class I	79,405	955,240	50,120	563,855
Class R1	37	427	—	—
Class R2	411	4,861	32	353
Class R3	753	9,033	122	1,371
Class R4	132	1,592	329	3,708
Class R6	7,314	88,358	4,492	50,765
	108,777	$1,307,169	62,297	$700,639

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
	Year ended 10/31/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(429,991)	$(5,366,950)	(529,726)	$(6,048,932)
Class B	(51,075)	(612,254)	(85,708)	(952,503)
Class C	(63,431)	(768,201)	(204,027)	(2,256,028)
Class I	(1,880,245)	(23,864,585)	(3,413,322)	(39,145,372)
Class R1	(200)	(2,291)	(236)	(2,520)
Class R2	(3,947)	(49,902)	(12,087)	(137,597)
Class R3	(23,930)	(307,373)	(13,028)	(147,299)
Class R4	(2,836)	(36,392)	(38,403)	(436,805)
Class R6	(1,893,778)	(23,713,423)	(327,775)	(3,772,878)
	(4,349,433)	$(54,721,371)	(4,624,312)	$(52,899,934)
Net change
Class A	(45,162)	$(648,286)	(161,507)	$(1,818,679)
Class B	(48,526)	(580,947)	(80,943)	(899,457)
Class C	(49,555)	(597,063)	(195,560)	(2,161,937)
Class I	84,097	942,658	(1,760,182)	(20,163,886)
Class R1	58	786	638	7,132
Class R2	17,518	207,128	(10,993)	(125,258)
Class R3	(12,476)	(163,127)	1,678	21,914
Class R4	(2,612)	(33,607)	(38,074)	(433,097)
Class R6	(1,436,469)	(17,800,314)	(72,491)	(840,991)
	(1,493,127)	$(18,672,772)	(2,317,434)	$(26,414,259)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2024, the fund’s commitment fee and interest expense were $690 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,853,501	$93,305,588	$95,841,760	$477	$(62)	$7,317,744

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$344,975	$—

MFS Global Alternative Strategy Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust XV and the Shareholders of MFS Global Alternative Strategy Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Global Alternative Strategy Fund (the “Fund”), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 20, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.

MFS Global Alternative Strategy Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
For corporate shareholders, 61.72% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Alternative Strategy Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Alternative Strategy Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Alternative Strategy Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Global Alternative Strategy Fund
Board Review of Investment Advisory Agreement
MFS Global Alternative Strategy Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Global Alternative Strategy Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  December 20, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  December 20, 2024

*  Print name and title of each signing officer under his or her signature.